Wilshire Income Opportunities Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 31.5%		Par	Value
Basic Materials - 2.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/2030 (Callable 07/01/2030)		$200,000	$173,750
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (Callable 10/01/2026)(a)		25,000	26,156
ATI, Inc., 7.25%, 08/15/2030 (Callable 08/15/2026)		25,000	25,813
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2030 (Callable 07/08/2030)		75,000	76,071
Braskem Netherlands Finance BV
5.88%, 01/31/2050 (a)		200,000	153,750
8.50% to 01/23/2026 then 5 yr. CMT Rate + 8.22%, 01/23/2081 (Callable 10/24/2025)		200,000	200,250
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)		200,000	156,000
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026 (Callable 05/01/2024)		200,000	192,000
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030 (Callable 04/15/2026)(a)		324,000	324,000
4.88%, 03/01/2031 (Callable 03/01/2026)(a)		117,000	105,593
Coeur Mining, Inc., 5.13%, 02/15/2029 (Callable 05/02/2024)(a)(b)		25,000	23,500
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/2036 (Callable 10/26/2035)(a)		200,000	206,250
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)(b)		200,000	174,750
Freeport-McMoRan, Inc.
4.13%, 03/01/2028 (Callable 05/02/2024)		25,000	23,906
4.38%, 08/01/2028 (Callable 05/02/2024)		50,000	48,125
4.63%, 08/01/2030 (Callable 08/01/2025)		105,000	100,669
5.40%, 11/14/2034 (Callable 05/14/2034)		95,000	93,575
5.45%, 03/15/2043 (Callable 09/15/2042)		400,000	381,999
Glencore Funding LLC
1.63%, 04/27/2026 (Callable 03/27/2026)(a)		50,000	46,307
5.37%, 04/04/2029 (Callable 03/04/2029)(a)		85,000	85,000
Hudbay Minerals, Inc., 4.50%, 04/01/2026 (Callable 05/02/2024)(a)		25,000	24,094
Illuminate Buyer LLC, 9.00%, 07/01/2028 (Callable 05/02/2024)(a)		25,000	24,719
Indonesia Asahan Aluminium Persero PT, 4.75% (5 yr. CMT Rate + 0.00%), 05/15/2025 (Callable 04/15/2025)(a)		225,000	222,187
Iris Holdings, Inc., 8.75% (9.50% PIK), 02/15/2026 (Callable 05/02/2024)(a)		25,000	21,375
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029 (Callable 10/15/2024)(a)		20,000	17,850
Mativ Holdings, Inc., 6.88%, 10/01/2026 (Callable 05/02/2024)(a)		25,000	24,656
Minsur SA, 4.50%, 10/28/2031		200,000	174,500
Nexa Resources SA, 5.38%, 05/04/2027 (Callable 02/04/2027)		200,000	194,500
NOVA Chemicals Corp, 8.50%, 11/15/2028 (Callable 11/15/2025)(a)		25,000	26,563
Novelis Corp., 3.88%, 08/15/2031 (Callable 08/15/2026)(a)		25,000	21,406
Nufarm Australia Ltd., 5.00%, 01/27/2030 (Callable 01/27/2025)(a)		25,000	22,875
Sasol Financing USA LLC, 5.50%, 03/18/2031 (Callable 03/18/2030)		200,000	168,500
Southern Copper Corp., 3.88%, 04/23/2025		50,000	48,875
Taseko Mines Ltd., 7.00%, 02/15/2026 (Callable 05/02/2024)(a)		25,000	24,969
Trinseo Materials Operating SCA, 5.13%, 04/01/2029 (Callable 05/02/2024)(a)		20,000	5,800
Tronox, Inc., 4.63%, 03/15/2029 (Callable 05/02/2024)(a)		25,000	22,313
UPL Corp. Ltd., 4.63%, 06/16/2030		200,000	158,750
Vedanta Resources Finance II PLC, 9.25%, 04/23/2026 (Callable 05/02/2024)(a)		200,000	162,500
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 08/15/2024)(a)		20,000	17,875
			4,001,771

Communications - 2.3%
AT&T, Inc., 3.50%, 09/15/2053 (Callable 03/15/2053)		115,000	80,430
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (Callable 05/02/2024)(a)		20,000	11,900
CCO Holdings LLC
4.75%, 03/01/2030 (Callable 09/01/2024)(a)		40,000	34,450
4.75%, 02/01/2032 (Callable 02/01/2027)(a)		30,000	24,450
4.25%, 01/15/2034 (Callable 01/15/2028)(a)		25,000	18,813
Charter Communications Operating LLC
4.91%, 07/23/2025 (Callable 04/23/2025)		160,000	158,120
2.80%, 04/01/2031 (Callable 01/01/2031)		70,000	57,261
5.75%, 04/01/2048 (Callable 10/01/2047)		90,000	75,771
5.13%, 07/01/2049 (Callable 01/01/2049)		305,000	235,888
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029 (Callable 06/01/2024)(a)		15,000	12,375
CT Trust, 5.13%, 02/03/2032 (Callable 02/03/2027)		200,000	176,500
Digicel Group
0.00%, 12/31/2030 (a)		7,736	7,142
0.00%, 12/31/2030 (a)		38,775	5,991
0.00%, 12/31/2030 (a)		97,752	1,123
0.00%, 12/31/2030 (a)		996	805
Directv Financing LLC, 5.88%, 08/15/2027 (Callable 05/02/2024)(a)		75,000	70,688
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027)(a)		20,000	13,750
5.13%, 06/01/2029		25,000	10,375
Expedia Group, Inc.
5.00%, 02/15/2026 (Callable 11/15/2025)		80,000	79,517
3.25%, 02/15/2030 (Callable 11/15/2029)		90,000	80,928
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (Callable 05/02/2024)(a)		10,000	9,650
5.00%, 05/01/2028 (Callable 05/02/2024)(a)		20,000	18,550
GCI LLC, 4.75%, 10/15/2028 (Callable 04/17/2024)(a)		25,000	22,813
Gray Escrow II, Inc., 5.38%, 11/15/2031 (Callable 11/15/2026)(a)		25,000	16,406
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029 (Callable 07/15/2024)(a)		200,000	167,000
Level 3 Financing, Inc., 10.50%, 05/15/2030 (Callable 05/15/2026)(a)(b)		15,000	15,338
Match Group Holdings II LLC
4.63%, 06/01/2028 (Callable 05/02/2024)(a)		25,000	23,500
4.13%, 08/01/2030 (Callable 05/01/2025)(a)		60,000	53,175
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 08/01/2024)(a)		30,000	28,050
8.00%, 08/01/2029 (Callable 08/01/2024)(a)		25,000	23,375
Meta Platforms, Inc., 3.85%, 08/15/2032 (Callable 05/15/2032)		85,000	79,477
Millicom International Cellular SA, 6.25%, 03/25/2029 (Callable 04/11/2024)		180,000	175,050
Netflix, Inc.
5.88%, 11/15/2028		15,000	15,600
5.38%, 11/15/2029 (a)		40,000	40,750
Network i2i Ltd., 5.65% to 04/15/2025 then 5 yr. CMT Rate + 4.27%, Perpetual (Callable 01/15/2025)		200,000	198,250
News Corp.
3.88%, 05/15/2029 (Callable 05/15/2024)(a)		305,000	278,693
5.13%, 02/15/2032 (Callable 02/15/2027)(a)		20,000	18,750
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057 (Callable 02/28/2027) (c)		25,000	21,897
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (Callable 03/30/2027)		76,000	69,937
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (Callable 05/02/2024)(a)		25,000	19,750
Sinclair Television Group, Inc., 4.13%, 12/01/2030 (Callable 12/01/2025)(a)		25,000	18,063
Sirius XM Radio, Inc.
5.00%, 08/01/2027 (Callable 05/02/2024)(a)		25,000	24,000
4.13%, 07/01/2030 (Callable 07/01/2025)(a)		235,000	205,037
Stagwell Global LLC, 5.63%, 08/15/2029 (Callable 08/15/2024)(a)		25,000	22,625
Telecom Italia Capital SA, 6.38%, 11/15/2033		25,000	23,563
T-Mobile USA, Inc.
2.63%, 02/15/2029 (Callable 04/12/2024)		90,000	80,489
3.38%, 04/15/2029 (Callable 04/15/2024)		95,000	87,803
2.88%, 02/15/2031 (Callable 02/15/2026)		85,000	73,630
3.50%, 04/15/2031 (Callable 04/15/2026)		190,000	171,312
5.15%, 04/15/2034 (Callable 01/15/2034)		40,000	39,690
5.50%, 01/15/2055 (Callable 07/15/2054)		40,000	39,941
Townsquare Media, Inc., 6.88%, 02/01/2026 (Callable 05/02/2024)(a)		30,000	29,250
Uber Technologies, Inc., 8.00%, 11/01/2026 (Callable 05/02/2024)(a)		115,000	116,294
Univision Communications, Inc.
6.63%, 06/01/2027 (Callable 04/12/2024)(a)		25,000	24,375
7.38%, 06/30/2030 (Callable 06/30/2025)(a)(b)		20,000	19,700
Verizon Communications, Inc., 5.50%, 02/23/2054 (Callable 08/23/2053)		80,000	80,708
Viavi Solutions, Inc., 3.75%, 10/01/2029 (Callable 10/01/2024)(a)		25,000	21,438
Virgin Media Finance PLC, 5.00%, 07/15/2030 (Callable 07/15/2025)(a)		200,000	169,000
Virgin Media Secured Finance PLC
5.50% (5 yr. CMT Rate + 0.00%), 05/15/2029 (Callable 05/15/2024)(a)		276,000	253,919
4.50%, 08/15/2030 (Callable 08/15/2025)(a)		200,000	171,988
Vmed O2 UK Financing I PLC
3.25%, 01/31/2031 (Callable 01/31/2026)(a)	EUR	150,000	142,697
4.25%, 01/31/2031 (Callable 01/31/2026)(a)		215,000	180,600
			4,448,410
Consumer Cyclical - 3.8%
1011778 BC ULC
3.88%, 01/15/2028 (Callable 05/02/2024)(a)		167,000	156,980
3.50%, 02/15/2029 (Callable 04/12/2024)(a)		336,000	306,179
4.00%, 10/15/2030 (Callable 10/15/2025)(a)		476,000	422,449
Adient Global Holdings Ltd., 8.25% (SOFR Rate + 0.00%), 04/15/2031 (Callable 04/15/2026)(a)(b)		25,000	26,313
Allison Transmission, Inc., 5.88%, 06/01/2029 (Callable 06/01/2024)(a)		25,000	24,688
Amer Sports Co., 6.75%, 02/16/2031 (Callable 02/16/2027)(a)		25,000	24,938
American Airlines, Inc.
5.50% (5 yr. CMT Rate + 0.00%), 04/20/2026 (a)		165,000	163,556
5.75% (SOFR Rate + 0.00%), 04/20/2029 (a)		175,000	171,719
8.50%, 05/15/2029 (Callable 11/15/2025)(a)		30,000	31,650
Arko Corp., 5.13%, 11/15/2029 (Callable 11/15/2024)(a)		25,000	20,750
Asbury Automotive Group, Inc., 4.75%, 03/01/2030 (Callable 03/01/2025)		25,000	22,938
Ashton Woods USA LLC, 4.63%, 08/01/2029 (Callable 08/01/2024)(a)		25,000	23,031
Bath & Body Works, Inc., 6.75%, 07/01/2036		25,000	25,250
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (Callable 05/02/2024)(a)		35,000	34,081
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (Callable 02/15/2027)(a)(b)		40,000	40,400
Carnival Corp., 5.75%, 03/01/2027 (Callable 12/01/2026)(a)		220,000	217,250
CCM Merger, Inc., 6.38%, 05/01/2026 (Callable 05/02/2024)(a)		25,000	24,813
Dealer Tire LLC, 8.00%, 02/01/2028 (Callable 05/02/2024)(a)		5,000	4,975
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028		68,374	61,497
Delta Air Lines, Inc.
2.90%, 10/28/2024 (Callable 09/28/2024)		80,000	78,400
7.38%, 01/15/2026 (Callable 12/15/2025)		35,000	36,050
4.75%, 10/20/2028 (a)		655,000	639,827
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)		160,000	157,387
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (Callable 08/15/2025)(a)		25,000	26,094
Ferrellgas LP, 5.38%, 04/01/2026 (Callable 05/02/2024)(a)		20,000	19,550
Fertitta Entertainment LLC, 6.75%, 01/15/2030 (Callable 01/15/2025)(a)		20,000	17,950
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		350,000	291,289
Ford Motor Credit Co. LLC
2.75%, 06/14/2024	GBP	100,000	125,345
4.95%, 05/28/2027 (Callable 04/28/2027)		200,000	195,142
4.13%, 08/17/2027 (Callable 06/17/2027)		300,000	284,031
3.63%, 06/17/2031 (Callable 03/17/2031)		245,000	211,395
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (Callable 05/02/2024)(a)		25,000	23,000
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 04/17/2024)(a)		15,000	14,325
Gap, Inc., 3.88%, 10/01/2031 (Callable 10/01/2026)(a)		55,000	46,475
General Motors Financial Co., Inc., 2.40%, 10/15/2028 (Callable 08/15/2028)		90,000	79,447
Golden Entertainment, Inc., 7.63%, 04/15/2026 (Callable 04/15/2024)(a)		25,000	25,000
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 01/15/2025)		160,000	153,000
4.00%, 05/01/2031 (Callable 05/01/2026)(a)		25,000	22,344
3.63%, 02/15/2032 (Callable 08/15/2026)(a)		100,000	85,875
Hyatt Hotels Corp., 5.75%, 04/23/2030 (Callable 01/23/2030)		223,000	228,276
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028)(a)		80,000	79,918
Installed Building Products, Inc., 5.75%, 02/01/2028 (Callable 04/17/2024)(a)		25,000	24,375
Interface, Inc., 5.50%, 12/01/2028 (Callable 04/17/2024)(a)		25,000	23,813
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (Callable 05/02/2024)(a)		25,000	22,875
Lithia Motors, Inc., 4.38%, 01/15/2031 (Callable 10/15/2025)(a)		25,000	22,313
Lowe's Cos., Inc., 5.63%, 04/15/2053 (Callable 10/15/2052)		25,000	25,166
M/I Homes, Inc., 3.95%, 02/15/2030 (Callable 08/15/2029)		25,000	22,313
Macy's Retail Holdings LLC
5.88%, 04/01/2029 (Callable 05/02/2024)(a)		20,000	19,625
6.13%, 03/15/2032 (Callable 03/15/2027)(a)		25,000	24,219
Marriott International, Inc., 5.30%, 05/15/2034 (Callable 02/15/2034)		80,000	78,881
Mattamy Group Corp., 4.63% (SOFR Rate + 0.00%), 03/01/2030 (Callable 03/01/2025)(a)		45,000	40,613
McDonald's Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)		40,000	40,469
MGM Resorts International, 4.75%, 10/15/2028 (Callable 07/15/2028)(b)		45,000	42,806
Michaels Cos., Inc., 5.25%, 05/01/2028 (Callable 04/12/2024)(a)		50,000	42,500
Midwest Gaming Borrower LLC, 4.88%, 05/01/2029 (Callable 05/02/2024)(a)		40,000	36,800
Murphy Oil USA, Inc., 5.63%, 05/01/2027 (Callable 05/02/2024)		25,000	24,688
NCL Corp. Ltd.
5.88%, 02/15/2027 (Callable 04/12/2024)(a)		30,000	29,550
7.75%, 02/15/2029 (Callable 11/15/2028)(a)		25,000	25,875
Premier Entertainment Sub LLC
5.63%, 09/01/2029 (Callable 09/01/2024)(a)		50,000	38,250
5.88%, 09/01/2031 (Callable 09/01/2026)(a)		97,000	71,053
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (Callable 11/01/2025)(a)		25,000	26,938
Ritchie Bros Holdings, Inc., 7.75%, 03/15/2031 (Callable 03/15/2026)(a)		25,000	26,063
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (Callable 10/15/2026)(a)		25,000	24,563
5.50%, 04/01/2028 (Callable 10/01/2027)(a)		240,000	236,700
6.25%, 03/15/2032 (Callable 03/15/2027)(a)		15,000	15,113
Sally Holdings LLC, 6.75%, 03/01/2032 (Callable 03/01/2027)		25,000	24,719
Scientific Games Holdings LP, 6.63%, 03/01/2030 (Callable 03/01/2025)(a)		70,000	67,375
Scientific Games International, Inc.
7.00%, 05/15/2028 (Callable 04/17/2024)(a)		25,000	25,156
7.25%, 11/15/2029 (Callable 11/15/2024)(a)		25,000	25,563
Sonic Automotive, Inc., 4.63%, 11/15/2029 (Callable 11/15/2024)(a)		50,000	44,625
SRS Distribution, Inc., 6.13%, 07/01/2029 (Callable 07/01/2024)(a)		25,000	25,438
Staples, Inc., 7.50%, 04/15/2026 (Callable 05/02/2024)(a)		35,000	34,169
Station Casinos LLC
4.50%, 02/15/2028 (Callable 05/02/2024)(a)		25,000	23,500
6.63%, 03/15/2032 (Callable 03/15/2027)(a)		30,000	30,300
STL Holding Co. LLC, 8.75%, 02/15/2029 (Callable 02/15/2026)(a)		25,000	25,563
Suburban Propane Partners LP, 5.00%, 06/01/2031 (Callable 06/01/2026)(a)		30,000	27,300
Superior Plus LP, 4.50%, 03/15/2029 (Callable 04/12/2024)(a)		30,000	27,563
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030 (Callable 02/01/2030)(a)		25,000	23,813
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (Callable 10/15/2026)(a)		25,000	21,125
Travel + Leisure Co.
6.63%, 07/31/2026 (Callable 04/30/2026)(a)		69,000	69,345
4.50%, 12/01/2029 (Callable 09/01/2029)(a)		170,000	155,974
United Airlines Holdings, Inc., 4.88%, 01/15/2025		25,000	24,750
Viking Cruises Ltd.
5.88%, 09/15/2027 (Callable 05/02/2024)(a)		55,000	53,900
9.13%, 07/15/2031 (Callable 07/15/2026)(a)		65,000	70,931
VistaJet Malta Finance PLC, 6.38% (5 yr. CMT Rate + 0.00%), 02/01/2030 (Callable 02/01/2025)(a)(b)		25,000	18,344
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044 (Callable 05/18/2044)		25,000	21,028
Whirlpool Corp., 5.75%, 03/01/2034 (Callable 12/01/2033)		25,000	25,013
White Cap Buyer LLC, 6.88%, 10/15/2028 (Callable 05/02/2024)(a)		25,000	24,438
William Carter Co., 5.63%, 03/15/2027 (Callable 05/02/2024)(a)		25,000	24,750
WMG Acquisition Corp., 3.00%, 02/15/2031 (Callable 02/15/2026)(a)		345,000	292,387
Wynn Las Vegas LLC, 5.25%, 05/15/2027 (Callable 02/15/2027)(a)		25,000	24,438
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029)(a)		307,000	290,114
3.63%, 03/15/2031 (Callable 12/15/2030)		395,000	349,574
4.63%, 01/31/2032 (Callable 10/01/2026)		175,000	161,437
			7,661,770
Consumer Non-Cyclical - 4.2%
1375209 BC Ltd., 9.00%, 01/30/2028 (Callable 04/12/2024)(a)		3,000	2,940
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)		87,000	81,393
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 05/02/2024)(a)		25,000	24,344
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)		172,000	146,201
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027 (Callable 02/04/2027)		300,000	276,749
AdaptHealth LLC, 5.13%, 03/01/2030 (Callable 03/01/2025)(a)		20,000	17,400
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028)(a)		25,000	22,781
AHP Health Partners, Inc., 5.75%, 07/15/2029 (Callable 07/15/2024)(a)		25,000	22,750
Albertsons Cos., Inc., 3.50%, 03/15/2029 (Callable 05/02/2024)(a)		25,000	22,344
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000	100,443
Allied Universal Holdco LLC
6.63%, 07/15/2026 (Callable 05/02/2024)(a)		15,000	14,963
9.75%, 07/15/2027 (Callable 05/02/2024)(a)		20,000	20,000
7.88%, 02/15/2031 (Callable 02/15/2027)(a)		30,000	30,263
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (Callable 05/02/2024)(a)		25,000	24,438
APi Group DE, Inc., 4.75%, 10/15/2029 (Callable 10/15/2024)(a)		25,000	23,000
Avis Budget Car Rental LLC, 8.00%, 02/15/2031 (Callable 11/15/2026)(a)		25,000	24,875
B&G Foods, Inc., 5.25%, 09/15/2027 (Callable 05/02/2024)(b)		25,000	23,250
BAT Capital Corp., 4.54%, 08/15/2047 (Callable 02/15/2047)		55,000	42,140
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/01/2025)(a)		65,000	67,275
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (Callable 05/02/2024)(a)		15,000	9,300
14.00%, 10/15/2030 (Callable 10/15/2025)(a)		1,000	580
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)		205,000	161,217
BellRing Brands, Inc., 7.00%, 03/15/2030 (Callable 03/15/2027)(a)		25,000	25,750
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035)(a)		200,000	198,615
Bristol-Myers Squibb Co.
5.50%, 02/22/2044 (Callable 08/22/2043)		15,000	15,300
5.55%, 02/22/2054 (Callable 08/22/2053)		65,000	66,833
Campbell Soup Co., 5.40%, 03/21/2034 (Callable 12/21/2033)		40,000	40,295
Centene Corp.
4.63%, 12/15/2029 (Callable 12/15/2024)		90,000	85,388
3.38%, 02/15/2030 (Callable 02/15/2025)		305,000	269,924
3.00%, 10/15/2030 (Callable 07/15/2030)		285,000	244,387
2.50%, 03/01/2031 (Callable 12/01/2030)		275,000	225,461
Chobani LLC, 7.63%, 07/01/2029 (Callable 01/01/2026)(a)		25,000	25,313
Community Health Systems, Inc.
6.00%, 01/15/2029 (Callable 04/17/2024)(a)		25,000	21,750
5.25%, 05/15/2030 (Callable 05/15/2025)(a)		25,000	20,313
Coty, Inc.
5.00%, 04/15/2026 (Callable 05/02/2024)(a)		30,000	29,550
6.63%, 07/15/2030 (Callable 07/16/2026)(a)		30,000	30,375
CPI CG, Inc., 8.63%, 03/15/2026 (Callable 05/02/2024)(a)		25,000	24,813
CVS Health Corp.
5.30%, 06/01/2033 (Callable 03/01/2033)		40,000	40,021
5.88%, 06/01/2053 (Callable 12/01/2052)(b)		60,000	60,735
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025)(a)		290,000	286,737
DaVita, Inc., 4.63%, 06/01/2030 (Callable 06/01/2025)(a)		25,000	22,313
Duke University, 3.30%, 10/01/2046		163,000	125,128
Elevance Health, Inc.
2.38%, 01/15/2025 (Callable 12/15/2024)		70,000	68,250
4.55%, 05/15/2052 (Callable 11/15/2051)		30,000	26,295
Encompass Health Corp., 4.75%, 02/01/2030 (Callable 02/01/2025)		25,000	23,313
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (Callable 03/01/2027)(a)		25,000	25,813
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (Callable 07/01/2026)(a)		15,000	15,450
Garda World Security Corp., 6.00%, 06/01/2029 (Callable 06/01/2024)(a)		45,000	39,994
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/01/2025)(a)		125,000	111,405
Gilead Sciences, Inc., 5.55%, 10/15/2053 (Callable 04/15/2053)		25,000	25,802
Graham Holdings Co., 5.75%, 06/01/2026 (Callable 04/12/2024)(a)		25,000	24,750
HCA, Inc.
3.50%, 09/01/2030 (Callable 03/01/2030)		666,000	601,064
5.60%, 04/01/2034 (Callable 01/01/2034)		285,000	285,900
5.25%, 06/15/2049 (Callable 12/15/2048)		90,000	82,238
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)		55,000	57,184
JBS USA Food Co.
3.63%, 01/15/2032 (Callable 01/15/2027)		200,000	170,500
5.75%, 04/01/2033 (Callable 01/01/2033)		90,000	88,313
Kraft Heinz Foods Co.
6.88%, 01/26/2039		90,000	101,427
7.13%, 08/01/2039 (a)		95,000	108,956
4.38%, 06/01/2046 (Callable 12/01/2045)		290,000	243,759
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (Callable 05/02/2024)(a)		35,000	33,163
Legends Hospitality Holding Co. LLC, 5.00%, 02/01/2026 (Callable 05/02/2024)(a)		25,000	24,813
MARB BondCo PLC
3.95%, 01/29/2031 (Callable 01/29/2026)		200,000	164,684
3.95%, 01/29/2031 (Callable 01/29/2026)(a)		200,000	164,502
Massachusetts Institute of Technology, 2.99%, 07/01/2050 (Callable 01/01/2050)		110,000	79,683
Medline Borrower LP
3.88%, 04/01/2029 (Callable 10/01/2024)(a)(b)		25,000	22,719
5.25%, 10/01/2029 (Callable 10/01/2024)(a)		45,000	42,525
Metis Merger Sub LLC, 6.50%, 05/15/2029 (Callable 05/15/2024)(a)		30,000	28,500
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (Callable 10/01/2024)(a)		25,000	18,125
ModivCare, Inc., 5.88%, 11/15/2025 (Callable 05/02/2024)(a)		25,000	24,344
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028 (Callable 05/02/2024)(a)		25,000	19,594
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (Callable 05/02/2024)(a)		25,000	23,594
Owens & Minor, Inc., 6.63%, 04/01/2030 (Callable 04/01/2025)(a)		55,000	54,313
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/2033 (Callable 02/19/2033)		60,000	59,270
Philip Morris International, Inc., 5.25%, 02/13/2034 (Callable 11/13/2033)		40,000	39,482
Post Holdings, Inc.
5.63%, 01/15/2028 (Callable 04/17/2024)(a)		265,000	260,030
5.50%, 12/15/2029 (Callable 12/15/2024)(a)		85,000	82,025
4.63%, 04/15/2030 (Callable 04/15/2025)(a)		25,000	22,875
4.50%, 09/15/2031 (Callable 09/15/2026)(a)		5,000	4,475
President and Fellows of Harvard College, 2.52%, 10/15/2050 (Callable 04/15/2050)		110,000	72,481
Prestige Brands, Inc., 3.75%, 04/01/2031 (Callable 04/01/2026)(a)		25,000	21,688
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (Callable 05/02/2024)(a)		25,000	22,969
Quanta Services, Inc., 2.35%, 01/15/2032 (Callable 10/15/2031)		100,000	81,283
Rede D'or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027)(a)		200,000	189,750
Rutas 2 and 7 Finance Ltd., 0.00%, 09/30/2036 (d)		333,333	227,500
Select Medical Corp., 6.25%, 08/15/2026 (Callable 05/02/2024)(a)(b)		25,000	25,031
Simmons Foods, Inc., 4.63%, 03/01/2029 (Callable 05/02/2024)(a)		25,000	22,031
Smithfield Foods, Inc., 4.25%, 02/01/2027 (Callable 11/01/2026)(a)		150,000	144,118
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)		75,000	78,098
Teleflex, Inc., 4.25%, 06/01/2028 (Callable 05/02/2024)(a)		25,000	23,406
Tenet Healthcare Corp.
6.25%, 02/01/2027 (Callable 04/17/2024)		20,000	19,950
6.13%, 10/01/2028 (Callable 05/02/2024)		25,000	24,906
6.13%, 06/15/2030 (Callable 06/15/2025)(b)		35,000	34,869
Thermo Fisher Scientific, Inc., 0.50%, 03/01/2028 (Callable 12/01/2027)	EUR	100,000	97,392
Triton Container International Ltd., 3.25%, 03/15/2032 (Callable 12/15/2031)		90,000	73,048
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (Callable 05/02/2024)(a)		25,000	22,688
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 05/02/2024)(a)		20,000	16,600
United Rentals North America, Inc.
4.88%, 01/15/2028 (Callable 04/12/2024)		105,000	101,980
6.00%, 12/15/2029 (Callable 12/15/2025)(a)		150,000	150,937
4.00%, 07/15/2030 (Callable 07/15/2025)		110,000	99,688
3.88%, 02/15/2031 (Callable 08/15/2025)		230,000	205,274
3.75%, 01/15/2032 (Callable 07/15/2026)		25,000	21,781
UnitedHealth Group, Inc.
5.05%, 04/15/2053 (Callable 10/15/2052)		60,000	58,323
4.95%, 05/15/2062 (Callable 11/15/2061)		35,000	32,690
US Foods, Inc., 7.25%, 01/15/2032 (Callable 09/15/2026)(a)		25,000	25,969
Varex Imaging Corp., 7.88%, 10/15/2027 (Callable 05/02/2024)(a)		25,000	25,313
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026)(a)		45,000	47,363
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027)(a)		45,000	46,463
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (Callable 05/02/2024)(a)		15,000	14,663
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (Callable 05/02/2024)(a)		25,000	23,563
			8,338,591

Energy - 4.8%
AI Candelaria Spain SA, 7.50%, 12/15/2028 (Callable 09/15/2028)		206,250	200,578
Aker BP ASA, 3.75%, 01/15/2030 (Callable 10/15/2029)(a)		185,000	168,887
Antero Midstream Partners LP
5.75%, 03/01/2027 (Callable 04/17/2024)(a)		45,000	44,325
6.63%, 02/01/2032 (Callable 02/01/2027)(a)(b)		20,000	20,075
Antero Resources Corp., 5.38%, 03/01/2030 (Callable 03/01/2025)(a)		25,000	24,000
Archrock Partners LP, 6.25%, 04/01/2028 (Callable 05/02/2024)(a)		25,000	24,625
Ascent Resources Utica Holdings LLC, 5.88%, 06/30/2029 (Callable 09/01/2024)(a)		25,000	23,750
Baytex Energy Corp., 8.50%, 04/30/2030 (Callable 04/30/2026)(a)		25,000	26,063
BP Capital Markets America, Inc., 4.89%, 09/11/2033 (Callable 06/11/2033)		80,000	79,367
Canacol Energy Ltd, 5.75%, 11/24/2028 (Callable 11/24/2024)		200,000	90,000
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)	CAD	100,000	70,433
5.25%, 06/15/2037 (Callable 12/15/2036)		17,000	16,115
6.75%, 11/15/2039		434,000	475,502
5.40%, 06/15/2047 (Callable 12/15/2046)		92,000	85,886
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)		370,000	335,774
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 04/12/2024)		80,000	77,400
Chesapeake Energy Corp., 5.88%, 02/01/2029 (Callable 05/02/2024)(a)(b)		35,000	34,650
Chord Energy Corp., 6.38%, 06/01/2026 (Callable 05/02/2024)(a)		25,000	24,969
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 07/01/2025)(a)		20,000	21,025
8.75%, 07/01/2031 (Callable 07/01/2026)(a)		190,000	203,300
CNX Midstream Partners LP, 4.75%, 04/15/2030 (Callable 04/15/2025)(a)		25,000	22,250
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 05/02/2024)(a)		35,000	34,213
Colgate Energy Partners III LLC, 5.88%, 07/01/2029 (Callable 07/01/2024)(a)		25,000	24,500
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033)(a)		45,000	46,581
Continental Resources, Inc.
5.75%, 01/15/2031 (Callable 07/15/2030)(a)		307,000	305,080
2.88%, 04/01/2032 (Callable 01/01/2032)(a)		376,000	306,439
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 05/05/2024)		200,000	203,000
Crescent Energy Finance LLC
7.25%, 05/01/2026 (Callable 05/01/2024)(a)		25,000	25,455
7.63%, 04/01/2032 (Callable 04/01/2027)(a)		20,000	20,150
Crestwood Midstream Partners LP, 5.75%, 04/01/2025 (Callable 05/02/2024)		25,000	24,978
Delek Logistics Partners LP, 8.63%, 03/15/2029 (Callable 03/15/2026)(a)		25,000	25,531
Devon Energy Corp., 5.25%, 10/15/2027 (Callable 04/12/2024)		17,000	16,992
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 06/15/2024)(a)		25,000	22,875
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)		50,000	41,500
5.88%, 11/02/2051 (Callable 05/02/2051)		300,000	215,625
Enbridge, Inc.
3.13%, 11/15/2029 (Callable 08/15/2029)		215,000	195,568
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)		210,000	227,175
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (Callable 05/02/2024)(a)		25,000	25,188
Enerflex Ltd., 9.00%, 10/15/2027 (Callable 10/15/2024)(a)		25,000	25,563
Energy Transfer LP
4.75%, 01/15/2026 (Callable 10/15/2025)		80,000	79,086
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)		175,000	171,063
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)		185,000	193,131
EnLink Midstream LLC, 5.38%, 06/01/2029 (Callable 03/01/2029)(b)		25,000	24,469
EQM Midstream Partners LP, 4.75%, 01/15/2031 (Callable 07/15/2030)(a)		30,000	27,825
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030)(a)		350,000	308,236
5.75%, 02/01/2034 (Callable 11/01/2033)		80,000	79,360
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)		187,869	179,885
Geopark Ltd, 5.50%, 01/17/2027 (Callable 04/11/2024)		200,000	181,250
Global Partners LP, 8.25%, 01/15/2032 (Callable 01/15/2027)(a)(b)		25,000	25,906
GNL Quintero SA, 4.63%, 07/31/2029		129,440	126,042
Greenko Dutch BV, 3.85%, 03/29/2026 (Callable 05/02/2024)(a)		185,000	173,669
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025 (Callable 05/02/2024)(a)		205,000	201,413
Guara Norte Sarl, 5.20%, 06/15/2034		171,358	156,578
Hilcorp Energy I LP
5.75%, 02/01/2029 (Callable 05/02/2024)(a)		50,000	48,625
8.38%, 11/01/2033 (Callable 11/01/2028)(a)		5,000	5,400
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038		75,000	81,729
Kinder Morgan, Inc., 5.30%, 12/01/2034 (Callable 06/01/2034)		55,000	54,004
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 06/15/2025)(a)		25,000	24,438
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (Callable 02/15/2026)(a)		55,000	55,963
Matador Resources Co.
6.88%, 04/15/2028 (Callable 04/15/2025)(a)		25,000	25,500
6.50%, 04/15/2032 (Callable 04/15/2027)(a)		20,000	20,050
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031 (a)		190,150	171,373
Medco Oak Tree Pte Ltd., 7.38%, 05/14/2026 (Callable 05/02/2024)(a)		220,000	220,000
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026 (Callable 05/02/2024)(a)		25,000	24,938
Murphy Oil Corp., 6.38%, 07/15/2028 (Callable 07/15/2024)		25,000	25,063
NGL Energy Operating LLC
8.13%, 02/15/2029 (Callable 02/15/2026)(a)		25,000	25,563
8.38%, 02/15/2032 (Callable 02/15/2027)(a)		25,000	25,625
Occidental Petroleum Corp.
3.20%, 08/15/2026 (Callable 06/15/2026)		31,000	29,218
6.63%, 09/01/2030 (Callable 03/01/2030)		245,000	259,087
6.13%, 01/01/2031 (Callable 07/01/2030)		200,000	206,999
7.50%, 05/01/2031		70,000	77,875
ONEOK, Inc., 6.63%, 09/01/2053 (Callable 03/01/2053)		35,000	38,499
Ovintiv, Inc.
6.50%, 08/15/2034		190,000	201,081
6.50%, 02/01/2038		115,000	118,648
Parkland Corp., 4.50%, 10/01/2029 (Callable 10/01/2024)(a)		30,000	27,600
Permian Resources Operating LLC, 7.00%, 01/15/2032 (Callable 01/15/2027)(a)		15,000	15,525
Petroleos del Peru SA, 4.75%, 06/19/2032		200,000	155,000
Petroleos Mexicanos, 6.75%, 09/21/2047		200,000	133,250
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/2026 (Callable 06/09/2024)(a)		200,000	196,000
QatarEnergy Trading LLC, 2.25%, 07/12/2031 (Callable 04/12/2031)(a)		235,000	196,622
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)		70,000	69,825
Sitio Royalties Operating Partnership LP, 7.88%, 11/01/2028 (Callable 11/01/2025)(a)		15,000	15,506
Southwestern Energy Co.
5.70%, 01/23/2025 (Callable 10/23/2024)		3,000	2,981
5.38%, 02/01/2029 (Callable 04/17/2024)		45,000	43,650
SunCoke Energy, Inc., 4.88%, 06/30/2029 (Callable 06/30/2024)(a)		30,000	27,188
Sunoco LP
6.00%, 04/15/2027 (Callable 05/02/2024)		35,000	34,738
4.50%, 05/15/2029 (Callable 05/15/2024)(b)		40,000	37,000
Tallgrass Energy Partners LP, 7.38%, 02/15/2029 (Callable 02/15/2026)(a)		15,000	15,038
Talos Production, Inc., 9.00%, 02/01/2029 (Callable 02/01/2026)(a)		25,000	26,438
TransCanada PipeLines Ltd., 4.10%, 04/15/2030 (Callable 01/15/2030)		310,000	292,096
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)		30,000	27,055
Transocean Inc, 8.00%, 02/01/2027 (Callable 04/12/2024)(a)		15,000	14,850
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (Callable 05/02/2024)(a)		30,375	30,337
UEP Penonome II SA, 6.50%, 10/01/2038		176,085	136,906
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027)(a)		200,000	211,885
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 06/01/2025)(a)		45,000	45,900
8.38%, 06/01/2031 (Callable 06/01/2026)(a)		15,000	15,431
9.88%, 02/01/2032 (Callable 02/01/2027)(a)		15,000	16,125
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027)(a)		10,000	10,188
Weatherford International Ltd, 8.63%, 04/30/2030 (Callable 10/30/2024)(a)		10,000	10,425
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029)		210,000	195,300
Williams Cos., Inc.
3.50%, 11/15/2030 (Callable 08/15/2030)		30,000	27,253
5.15%, 03/15/2034 (Callable 12/15/2033)		55,000	54,487
			9,607,577

Financials - 5.9%
Air Lease Corp., 1.88%, 08/15/2026 (Callable 07/15/2026)		75,000	69,059
Alexandria Real Estate Equities, Inc., 3.00%, 05/18/2051 (Callable 11/18/2050)		130,000	81,944
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (Callable 05/02/2024)(a)		25,000	24,531
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (Callable 01/15/2027)(a)		25,000	25,219
Ally Financial, Inc., 6.70%, 02/14/2033 (Callable 11/16/2032)		25,000	25,197
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028 (Callable 02/16/2027)		160,000	158,890
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)		65,000	64,526
American Tower Corp.
0.50%, 01/15/2028 (Callable 10/15/2027)	EUR	100,000	96,164
5.55%, 07/15/2033 (Callable 04/15/2033)		80,000	80,348
AmWINS Group, Inc., 4.88%, 06/30/2029 (Callable 06/30/2024)(a)		30,000	27,825
Ares Capital Corp., 3.25%, 07/15/2025 (Callable 06/15/2025)		40,000	38,633
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029 (Callable 05/02/2024)(a)		25,000	23,656
Athene Global Funding, 5.90% (SOFR + 0.56%), 08/19/2024 (a)		80,000	80,006
Athene Holding Ltd., 6.25%, 04/01/2054 (Callable 10/01/2053)		85,000	86,325
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (Callable 02/01/2029)(a)		140,000	139,511
Banco de Credito del Peru SA
5.85%, 01/11/2029 (Callable 12/11/2028)(a)		50,000	50,413
3.13% to 07/01/2025 then 5 yr. CMT Rate + 3.00%, 07/01/2030 (Callable 07/01/2025)		190,000	181,213
Banco do Estado do Rio Grande do Sul SA, 5.38% to 01/28/2026 then 5 yr. CMT Rate + 4.93%, 01/28/2031 (Callable 01/28/2026)		200,000	193,364
Banco GNB Sudameris SA, 7.05% to 04/03/2027 then 5 yr. CMT Rate + 4.56%, 04/03/2027		50,000	48,375
Banco Industrial SA, 4.88% to 01/29/2026 then 5 yr. CMT Rate + 4.44%, 01/29/2031 (Callable 01/29/2026) (b)		150,000	142,500
Banco Internacional del Peru SAA Interbank, 4.00% to 07/08/2025 then 5 yr. CMT Rate + 3.71%, 07/08/2030 (Callable 07/08/2025)		200,000	191,500
Banco Mercantil del Norte SA, 6.63% to 01/24/2032 then 10 Year CMT Rate + 5.03%, Perpetual (Callable 01/24/2032)		300,000	274,124
Bancolombia SA, 4.63% to 12/18/2024 then 5 yr. CMT Rate + 2.94%, 12/18/2029 (Callable 12/18/2024)		200,000	194,500
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026 (Callable 04/02/2025)		250,000	244,644
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual (Callable 01/27/2027)		7,000	6,554
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032 (Callable 03/11/2031)		2,000	1,688
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)		10,000	8,432
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)		2,000	1,631
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033 (Callable 04/27/2032)		5,000	4,719
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		32,000	32,223
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)		165,000	130,633
Bank of Montreal
3.80% to 12/15/2027 then 5 Yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)		85,000	79,085
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)	CAD	270,000	200,494
BBVA Bancomer SA, 5.13% to 01/17/2028 then 5 yr. CMT Rate + 2.65%, 01/18/2033 (Callable 01/17/2028)		200,000	184,492
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000	110,323
BlackRock Funding, Inc., 5.25%, 03/14/2054 (Callable 09/14/2053)		50,000	50,298
BNG Bank NV, 3.30%, 07/17/2028	AUD	305,000	190,797
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)		28,000	26,225
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (Callable 05/02/2024)(a)		25,000	23,094
Capital One Financial Corp., 4.17% to 05/09/2024 then SOFR + 1.37%, 05/09/2025 (Callable 05/09/2024)		203,000	201,963
Citigroup, Inc., 3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)		140,000	119,032
Corp. Financiera de Desarrollo SA, 5.25% to 07/15/2024 then 3 mo. LIBOR US + 5.61%, 07/15/2029 (Callable 07/15/2024) (c)		200,000	199,500
Crown Castle, Inc., 3.65%, 09/01/2027 (Callable 06/01/2027)		85,000	80,555
Danske Bank AS, 6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025)(a)		200,000	200,693
Equinix, Inc.
3.90%, 04/15/2032 (Callable 01/15/2032)		45,000	40,628
2.95%, 09/15/2051 (Callable 03/15/2051)		75,000	47,642
Freedom Mortgage Corp., 6.63%, 01/15/2027 (Callable 05/02/2024)(a)		25,000	24,250
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026)(a)		20,000	20,175
Global Aircraft Leasing Co. Ltd., 6.50% (7.25% PIK), 09/15/2024 (Callable 05/02/2024)(a)		51,887	49,033
Goldman Sachs Group, Inc.
6.17% (SOFR + 0.82%), 09/10/2027 (Callable 09/10/2026)(b)		160,000	159,824
0.25%, 01/26/2028 (Callable 10/26/2027)	EUR	75,000	71,995
2.00%, 11/01/2028	EUR	63,000	64,060
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (Callable 05/02/2024)(a)		25,000	25,000
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)		185,000	164,627
3.50%, 09/15/2030 (Callable 06/15/2030)		155,000	137,982
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026)(a)		15,000	15,375
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 04/11/2024)		100,000	96,000
Iron Mountain, Inc.
7.00%, 02/15/2029 (Callable 08/15/2025)(a)		45,000	45,675
4.50%, 02/15/2031 (Callable 02/15/2026)(a)		20,000	18,000
Itau Unibanco Holding SA, 4.63% to 02/27/2025 then 5 yr. CMT Rate + 3.22%, Perpetual (Callable 02/27/2025)		200,000	188,500
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)		500,000	481,615
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)		40,000	39,643
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)		11,000	10,712
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033 (Callable 01/25/2032)		190,000	161,609
Kreditanstalt fuer Wiederaufbau, 2.88%, 02/17/2027	NOK	430,000	38,308
Ladder Capital Finance Holdings LLLP, 4.75%, 06/15/2029 (Callable 06/15/2024)(a)		25,000	22,625
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029)(a)		10,000	10,113
6.50%, 03/26/2031 (Callable 01/26/2031)(a)		10,000	10,175
Macquarie Group Ltd., 5.11% to 08/09/2025 then SOFR + 2.21%, 08/09/2026 (Callable 08/09/2025) (a)		95,000	94,463
MetLife, Inc., 5.25%, 01/15/2054 (Callable 07/15/2053)		85,000	83,234
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)		611,000	589,294
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)		499,000	461,867
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)		3,000	3,001
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036 (Callable 09/16/2031)		185,000	146,245
MPT Operating Partnership LP, 3.50%, 03/15/2031 (Callable 03/15/2026)		25,000	17,125
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030 (Callable 12/15/2025)(a)		25,000	22,656
5.75%, 11/15/2031 (Callable 11/15/2026)(a)		40,000	36,800
Navient Corp.
5.00%, 03/15/2027 (Callable 09/15/2026)		20,000	19,100
4.88%, 03/15/2028 (Callable 06/15/2027)		25,000	23,188
Northern Trust Corp., 3.38% to 05/08/2027 then 3 mo. LIBOR US + 1.13%, 05/08/2032 (Callable 05/08/2027) (c)		5,000	4,647
OneMain Finance Corp., 6.63%, 01/15/2028 (Callable 07/15/2027)		60,000	60,150
Ontario Teachers' Finance Trust, 2.00%, 04/16/2031 (a)		250,000	210,532
Oversea-Chinese Banking Corp. Ltd., 1.83% to 09/10/2025 then 5 yr. CMT Rate + 1.58%, 09/10/2030 (Callable 09/10/2025)		200,000	189,331
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027)(a)		50,000	50,688
Park Intermediate Holdings LLC, 4.88%, 05/15/2029 (Callable 05/15/2024)(a)		30,000	27,900
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (Callable 05/02/2024)(a)		20,000	18,150
7.88%, 12/15/2029 (Callable 12/15/2026)(a)		20,000	20,475
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)		160,000	162,839
PRA Group, Inc., 5.00%, 10/01/2029 (Callable 10/01/2024)(a)		25,000	21,063
Realogy Group LLC, 5.25%, 04/15/2030 (Callable 04/15/2025)(a)		20,000	13,600
RHP Hotel Properties LP, 7.25%, 07/15/2028 (Callable 07/15/2025)(a)		25,000	25,656
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)	CAD	200,000	119,181
5.15%, 02/01/2034		40,000	40,047
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 04/12/2024)		440,000	417,450
3.13%, 02/01/2029 (Callable 05/02/2024)		220,000	194,151
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)		50,000	41,079
The Bank of Nova Scotia, 8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)		200,000	207,274
The Toronto-Dominion Bank
2.67%, 09/09/2025	CAD	264,000	188,851
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)		205,000	214,056
Unifin Financiera SAB de CV, 8.88% to 01/29/2025 then 5 yr. CMT Rate + 6.31%, Perpetual (Callable 01/29/2025)		200,000	20
United Overseas Bank Ltd., 1.75% to 03/16/2026 then 5 yr. CMT Rate + 1.52%, 03/16/2031 (Callable 03/16/2026)		200,000	185,948
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (Callable 06/15/2024)(a)		25,000	24,219
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)		195,000	168,675
VICI Properties LP
4.63%, 12/01/2029 (Callable 12/01/2024)(a)		105,000	98,963
4.13%, 08/15/2030 (Callable 02/15/2025)(a)		165,000	149,944
5.13%, 05/15/2032 (Callable 02/15/2032)(b)		175,000	166,906
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)		519,000	510,886
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)		35,000	34,504
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)		95,000	95,689
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)		5,000	5,003
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)		1,000	1,000
Welltower, Inc., 2.05%, 01/15/2029 (Callable 11/15/2028)		90,000	78,293
Westpac Banking Corp., 3.02% to 11/18/2031 then 5 yr. CMT Rate + 1.53%, 11/18/2036 (Callable 11/18/2031)		100,000	82,201
Willis North America, Inc., 4.50%, 09/15/2028 (Callable 06/15/2028)		80,000	77,478
XHR LP, 4.88%, 06/01/2029 (Callable 06/01/2024)(a)		25,000	23,063
			11,765,349

Government - 2.3%
Asian Development Bank, 3.00% (SOFR Rate + 0.00%), 10/14/2026	AUD	130,000	82,364
European Bank for Reconstruction & Development, 20.00%, 03/19/2025		200,000	208,974
European Investment Bank, 0.25%, 01/20/2032	EUR	230,000	206,087
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000	85,318
Inter-American Development Bank
2.75%, 10/30/2025	AUD	115,000	73,215
2.70%, 01/29/2026	AUD	135,000	85,614
4.70%, 10/03/2030	AUD	195,000	128,909
International Bank for Reconstruction & Development
1.90%, 01/16/2025	CAD	130,000	93,786
1.25%, 03/16/2026	NOK	620,000	53,901
5.00%, 06/22/2026	NZD	365,000	218,543
1.80%, 01/19/2027	CAD	145,000	100,506
4.25%, 09/18/2030	CAD	95,000	71,582
1.20%, 08/08/2034	EUR	360,000	332,763
International Development Association, 1.75%, 02/17/2027	NOK	540,000	46,565
International Finance Corp.
6.30%, 11/25/2024	INR	11,510,000	137,227
0.38%, 09/10/2025	NZD	250,000	139,497
4.60%, 10/19/2028	AUD	160,000	105,889
Kommunalbanken AS
5.25%, 07/15/2024	AUD	108,000	70,501
4.25% (SOFR Index + 0.00%), 07/16/2025	AUD	184,000	119,611
New Zealand Government Bond
2.75% (5 yr. CMT Rate + 0.00%), 04/15/2025	NZD	585,000	340,988
3.50% (SOFR Rate + 0.00%), 04/14/2033	NZD	665,000	366,384
New Zealand Local Government Funding Agency Bond, 4.70%, 08/01/2028	AUD	155,000	102,206
Nordi Investment Bank, 3.00%, 08/23/2027	NOK	1,060,000	94,591
Nordic Investment Bank, 1.88% (SOFR Rate + 0.00%), 04/10/2024	NOK	980,000	90,214
Norway Government Bond, 1.75%, 02/17/2027 (a)	NOK	700,000	61,131
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (a)		200,000	195,500
Philippine Government International Bond
0.88%, 05/17/2027	EUR	285,000	281,181
6.25%, 01/14/2036	PHP	5,000,000	83,766
Province of Alberta Canada, 0.63%, 04/18/2025	EUR	100,000	104,705
Province of Quebec Canada, 0.20%, 04/07/2025	EUR	100,000	104,305
The Asian Infrastructure Investment Bank, 0.20%, 12/15/2025	GBP	125,000	146,283
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	305,000	194,937
			4,527,043

Industrials - 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)		45,000	45,338
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025)(a)		55,000	55,138
AECOM, 5.13%, 03/15/2027 (Callable 12/15/2026)		255,000	249,900
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)		30,000	30,274
Airbus SE, 1.63%, 06/09/2030 (Callable 03/09/2030)	EUR	100,000	99,088
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (Callable 10/15/2025)(a)		25,000	26,875
Ardagh Metal Packaging Finance USA LLC, 3.25%, 09/01/2028 (Callable 05/15/2024)(a)		200,000	172,500
Artera Services LLC, 8.50%, 02/15/2031 (Callable 02/15/2027)(a)		15,000	15,375
Ball Corp.
6.88%, 03/15/2028 (Callable 11/15/2024)		300,000	307,499
2.88%, 08/15/2030 (Callable 05/15/2030)		380,000	323,474
Berry Global, Inc., 5.63%, 07/15/2027 (Callable 05/02/2024)(a)		95,000	93,456
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034 (d)		260,322	190,686
Boeing Co.
5.15%, 05/01/2030 (Callable 02/01/2030)		485,000	470,035
5.81%, 05/01/2050 (Callable 11/01/2049)		145,000	135,725
Bombardier Inc, 8.75%, 11/15/2030 (Callable 11/15/2026)(a)		25,000	26,720
Bombardier, Inc.
7.88%, 04/15/2027 (Callable 05/02/2024)(a)		10,000	10,013
7.50%, 02/01/2029 (Callable 02/01/2026)(a)(b)		15,000	15,431
7.25%, 07/01/2031 (Callable 07/01/2027)(a)		5,000	5,006
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (Callable 08/01/2026)(a)		20,000	21,650
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (Callable 05/02/2024)(a)		25,000	24,656
Builders FirstSource, Inc.
5.00%, 03/01/2030 (Callable 03/01/2025)(a)		25,000	23,844
6.38%, 06/15/2032 (Callable 06/15/2027)(a)		25,000	25,281
6.38%, 03/01/2034 (Callable 03/01/2029)(a)		35,000	35,131
Carrier Global Corp., 6.20%, 03/15/2054 (Callable 09/15/2053)		5,000	5,496
Cascades, Inc., 5.38%, 01/15/2028 (Callable 05/02/2024)(a)		25,000	23,938
Cellnex Telecom SA, 1.88%, 06/26/2029 (Callable 03/26/2029)	EUR	100,000	98,896
Cemex SAB de CV
5.13% to 09/08/2026 then 5 yr. CMT Rate + 4.53%, Perpetual (Callable 06/08/2026)		200,000	192,499
3.88%, 07/11/2031 (Callable 07/11/2026)(a)		200,000	177,000
Chart Industries, Inc., 7.50%, 01/01/2030 (Callable 01/01/2026)(a)		25,000	25,969
Clean Harbors, Inc., 6.38%, 02/01/2031 (Callable 02/01/2026)(a)		25,000	25,125
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030 (Callable 04/15/2025)(a)		25,000	24,531
CNH Industrial Capital LLC, 5.10%, 04/20/2029 (Callable 03/20/2029)		40,000	39,785
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)		100,000	79,532
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030 (Callable 06/15/2026)(a)		55,000	55,550
Energizer Holdings, Inc., 4.75%, 06/15/2028 (Callable 05/02/2024)(a)		25,000	23,188
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (Callable 05/02/2024)(a)		25,000	24,188
7.88%, 12/01/2030 (Callable 12/01/2026)(a)		40,000	42,000
GFL Environmental Inc, 6.75%, 01/15/2031 (Callable 01/15/2027)(a)		15,000	15,356
GFL Environmental, Inc., 4.00%, 08/01/2028 (Callable 04/12/2024)(a)		25,000	22,969
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (Callable 06/01/2024)(a)		25,000	22,625
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (Callable 05/02/2024)(a)		25,000	22,625
Griffon Corp., 5.75%, 03/01/2028 (Callable 05/02/2024)		30,000	29,400
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026)(a)		40,000	41,350
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 05/15/2024)(a)		25,000	23,438
Intelligent Packaging Ltd., 6.00%, 09/15/2028 (Callable 05/02/2024)(a)		25,000	23,656
Johnson Controls International PLC, 0.38%, 09/15/2027 (Callable 07/15/2027)	EUR	100,000	97,378
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034		174,703	172,956
Lockheed Martin Corp., 5.20%, 02/15/2064 (Callable 08/15/2063)		90,000	88,572
Madison IAQ LLC, 4.13%, 06/30/2028 (Callable 06/30/2024)(a)		30,000	27,675
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (Callable 09/01/2025)(a)		25,000	27,031
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(a)		5,000	5,013
MV24 Capital BV, 6.75%, 06/01/2034		161,272	150,991
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (Callable 05/02/2024)(a)		25,000	25,500
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)		80,000	77,824
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026)(a)		25,000	25,469
Packaging Corp. of America, 3.00%, 12/15/2029 (Callable 09/15/2029)		90,000	80,918
Pactiv Evergreen Group Issuer LLC, 4.38%, 10/15/2028 (Callable 10/15/2024)(a)		30,000	27,900
Penske Truck Leasing Co. LP, 4.20%, 04/01/2027 (Callable 01/01/2027)(a)		80,000	77,320
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (Callable 10/15/2024)(a)		25,000	22,875
Sealed Air Corp.
4.00%, 12/01/2027 (Callable 09/01/2027)(a)		25,000	23,375
5.00%, 04/15/2029 (Callable 04/15/2025)(a)		100,000	96,000
Sensata Technologies, Inc., 3.75%, 02/15/2031 (Callable 02/15/2026)(a)		25,000	21,438
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (Callable 11/15/2026)(a)		25,000	26,625
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (Callable 11/15/2026)(a)		15,000	16,781
Standard Industries, Inc., 3.38%, 01/15/2031 (Callable 07/15/2025)(a)		25,000	20,969
Summit Materials LLC, 5.25%, 01/15/2029 (Callable 04/12/2024)(a)		25,000	24,250
TransDigm, Inc.
5.50%, 11/15/2027 (Callable 05/02/2024)		60,000	58,575
7.13%, 12/01/2031 (Callable 12/01/2026)(a)		320,000	329,999
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025)(a)		45,000	47,981
Veralto Corp., 5.35%, 09/18/2028 (Callable 08/18/2028)(a)		80,000	80,789
Weekley Homes LLC, 4.88%, 09/15/2028 (Callable 05/02/2024)(a)		25,000	23,125
WRKCo, Inc., 3.75%, 03/15/2025 (Callable 01/15/2025)		80,000	78,663
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026)(a)		30,000	30,750
			5,228,953

Technology - 1.0%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 02/15/2025)(a)		20,000	18,250
Broadcom, Inc., 3.50%, 02/15/2041 (Callable 08/15/2040)(a)		210,000	163,022
CDW LLC, 4.25%, 04/01/2028 (Callable 05/02/2024)		40,000	38,250
Central Parent LLC, 8.00%, 06/15/2029 (Callable 06/15/2025)(a)		20,000	20,725
Clarivate Science Holdings Corp., 4.88%, 07/01/2029 (Callable 06/30/2024)(a)		20,000	18,500
Cloud Software Group, Inc., 6.50%, 03/31/2029 (Callable 09/30/2025)(a)		25,000	23,656
Condor Merger Sub, Inc., 7.38%, 02/15/2030 (Callable 02/15/2025)(a)		25,000	23,000
Dell International LLC, 8.35%, 07/15/2046 (Callable 01/15/2046)		110,000	141,774
Entegris, Inc., 3.63%, 05/01/2029 (Callable 05/02/2024)(a)(b)		25,000	22,344
Fidelity National Information Services, Inc., 1.00%, 12/03/2028 (Callable 09/03/2028)	EUR	100,000	96,331
Fiserv, Inc., 5.45%, 03/15/2034 (Callable 12/15/2033)		80,000	80,937
Intuit, Inc., 5.50%, 09/15/2053 (Callable 03/15/2053)		75,000	77,360
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)		75,000	77,531
MSCI, Inc.
3.63%, 09/01/2030 (Callable 03/01/2025)(a)		340,000	301,749
3.88%, 02/15/2031 (Callable 06/01/2025)(a)		155,000	137,950
3.63%, 11/01/2031 (Callable 11/01/2026)(a)		161,000	139,466
3.25%, 08/15/2033 (Callable 08/15/2027)(a)		80,000	65,800
NCR Atleos Escrow Corp., 9.50%, 04/01/2029 (Callable 10/01/2026)(a)		25,000	26,625
NetApp, Inc., 1.88%, 06/22/2025 (Callable 05/22/2025)		80,000	76,448
NXP BV, 3.88%, 06/18/2026 (Callable 04/18/2026)		160,000	155,049
Open Text Corp., 3.88%, 02/15/2028 (Callable 05/02/2024)(a)		25,000	23,156
Oracle Corp.
6.25%, 11/09/2032 (Callable 08/09/2032)		35,000	37,382
3.80%, 11/15/2037 (Callable 05/15/2037)		25,000	20,940
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028 (Callable 02/28/2028)		75,000	74,708
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027)(a)		40,000	40,600
Virtusa Corp., 7.13%, 12/15/2028 (Callable 05/02/2024)(a)		25,000	22,375
Workday, Inc., 3.70%, 04/01/2029 (Callable 02/01/2029)		85,000	80,060
			2,003,988

Utilities - 2.6%
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036		157,000	132,469
AEP Transmission Co. LLC, 5.40%, 03/15/2053 (Callable 09/15/2052)		35,000	34,750
AES Corp., 3.95%, 07/15/2030 (Callable 04/15/2030)(a)		30,000	27,300
Brazos Securitization LLC
5.01%, 09/01/2031 (a)		173,908	173,056
5.41%, 09/01/2050 (a)		200,000	207,756
Buffalo Energy Mexico Holdings, 7.88%, 02/15/2039 (Callable 11/15/2038)(a)		200,000	216,250
Calpine Corp., 5.00%, 02/01/2031 (Callable 02/01/2026)(a)		25,000	22,938
Chile Electricity PEC SpA, 0.00%, 01/25/2028 (a)(d)		198,056	155,598
Cometa Energia SAB de CV, 6.38%, 04/24/2035 (Callable 01/24/2035)		160,400	159,799
Dominion Energy, Inc., 4.65% to 12/15/2024 then 5 yr. CMT Rate + 2.99%, Perpetual (Callable 12/15/2024)		128,000	124,960
DPL, Inc., 4.13%, 07/01/2025 (Callable 04/01/2025)		225,000	219,375
DTE Energy Co., 5.10%, 03/01/2029 (Callable 02/01/2029)		65,000	64,443
Duke Energy Corp.
4.88% to 09/16/2024 then 5 yr. CMT Rate + 3.39%, Perpetual (Callable 09/16/2024)		51,000	50,426
5.00%, 08/15/2052 (Callable 02/15/2052)		25,000	22,567
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)	EUR	75,000	66,133
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026) (c)		260,000	256,425
Empresa Electrica Angamos SA, 4.88%, 05/25/2029		95,600	85,801
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027		104,860	100,928
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031 (Callable 11/15/2030)		400,000	331,000
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)		90,000	77,440
Eversource Energy, 5.50%, 01/01/2034 (Callable 10/01/2033)		80,000	79,836
FirstEnergy Corp.
4.15%, 07/15/2027 (Callable 04/15/2027)		185,000	177,369
7.38%, 11/15/2031		255,000	300,262
Israel Electric Corp. Ltd., 3.75%, 02/22/2032 (a)		200,000	169,000
LLPL Capital Pte Ltd., 6.88%, 02/04/2039 (a)		232,260	230,808
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032		252,848	247,618
Minejesa Capital BV, 5.63%, 08/10/2037		400,000	361,999
Mong Duong Finance Holdings BV, 5.13% (5 yr. CMT Rate + 0.00%), 05/07/2029 (Callable 05/02/2024)		230,573	220,197
National Rural Utilities Cooperative Finance Corp., 8.49% (3 mo. Term SOFR + 3.17%), 04/30/2043 (Callable 05/02/2024)		125,000	124,617
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054 (Callable 09/15/2053)		40,000	39,592
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079 (Callable 05/01/2029) (c)		110,000	105,738
NiSource, Inc., 5.35%, 04/01/2034 (Callable 01/01/2034)		80,000	79,327
NRG Energy, Inc., 3.63%, 02/15/2031 (Callable 02/15/2026)(a)		20,000	17,175
Pacific Gas and Electric Co., 2.50%, 02/01/2031 (Callable 11/01/2030)		100,000	83,022
Pike Corp.
5.50%, 09/01/2028 (Callable 05/02/2024)(a)		30,000	28,650
8.63%, 01/31/2031 (Callable 01/31/2027)(a)		15,000	15,938
San Diego Gas & Electric Co., 5.55%, 04/15/2054 (Callable 10/15/2053)		80,000	80,941
South Jersey Industries, Inc., 5.02%, 04/15/2031		109,000	87,197
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051 (Callable 06/15/2026)		90,000	83,974
TransAlta Corp., 7.75%, 11/15/2029 (Callable 11/15/2025)		25,000	25,938
Vistra Operations Co. LLC
5.63%, 02/15/2027 (Callable 04/12/2024)(a)		25,000	24,531
7.75%, 10/15/2031 (Callable 10/15/2026)(a)		20,000	20,900
			5,134,043
TOTAL CORPORATE BONDS (Cost $66,334,837)			62,717,495

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3%		Par	Value
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 01/25/2034)(a)(e)		271,510	215,475
American Tower Depositor Sub LLC, Series 2023-1, 5.49%, 03/15/2028 (Callable 03/15/2027)(a)		155,000	155,851
Angel Oak Mortgage Trust LLC, Series 2019-2, Class B2, 6.29%, 03/25/2049 (Callable 04/25/2024)(a)(f)		1,300,000	1,300,892
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 04/25/2024)(a)(f)		42,347	39,558
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 04/25/2024)(a)(f)		82,763	76,780
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027)(f)		350,000	319,312
Banc of America Re-Remic Trust, Series 2018-DSNY, Class C, 6.97% (1 mo. Term SOFR + 1.65%), 09/15/2034 (a)		100,000	99,500
BANK-2017, Series 2017-BNK8, Class XE, 1.29%, 11/15/2050 (Callable 08/15/2027)(a)(f)(g)		7,050,000	276,315
BANK-2018, Series 2018-BN11, Class XA, 0.45%, 03/15/2061 (Callable 01/15/2028)(f)(g)		11,095,711	176,992
BANK-2019, Series 2019-BN21, Class XA, 0.84%, 10/17/2052 (Callable 07/15/2029)(f)(g)		4,014,892	141,637
BANK-2020, Series 2020-BN30, Class XA, 1.29%, 12/15/2053 (f)(g)		1,250,014	76,060
Bayview MSR Opportunity Master Fund Trust, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051 (Callable 09/25/2043)(a)		427,177	394,679
BBCMS Trust
Series 2019-BWAY, Class E, 8.29% (1 mo. Term SOFR + 2.96%), 11/15/2034 (a)		100,000	16,152
Series 2021-C11, Class XD, 1.52%, 09/15/2054 (a)(f)(g)		1,255,000	109,554
BCRR Trust, Series 2016-FRR3, Class E, 7.23% (30 day avg SOFR US + 18.46%), 05/26/2026 (a)		797,720	762,066
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 1M1, 5.28%, 01/25/2035 (Callable 04/25/2024)(f)		144,271	133,666
Benchmark Mortgage Trust
Series 2018-B2, Class C, 4.29%, 02/15/2051 (Callable 02/15/2028)(f)		150,000	123,390
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028)(a)(f)(g)		7,000,000	414,365
Series 2019-B10, Class XB, 0.88%, 03/15/2062 (Callable 01/15/2029)(a)(f)(g)		2,820,000	110,147
Series 2020-B17, Class XA, 1.41%, 03/15/2053 (Callable 01/15/2030)(f)(g)		2,525,936	121,011
Series 2020-B18, Class XA, 1.78%, 07/15/2053 (Callable 05/15/2030)(f)(g)		1,510,716	94,361
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 7.02% (1 mo. Term SOFR + 1.69%), 03/15/2041 (a)		350,000	350,000
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, 7.64% (1 mo. Term SOFR + 2.32%), 05/15/2039 (a)		100,000	100,053
BPR Trust, Series 2021-TY, Class D, 7.79% (1 mo. Term SOFR + 2.46%), 09/15/2038 (a)		167,000	161,891
BX Trust
Series 2019-CALM, Class E, 7.44% (1 mo. Term SOFR + 2.11%), 11/15/2032 (a)		136,500	135,690
Series 2019-IMC, Class D, 7.27% (1 mo. Term SOFR + 1.95%), 04/15/2034 (a)		100,000	99,525
Series 2020-VKNG, Class A, 6.37% (1 mo. Term SOFR + 1.04%), 10/15/2037 (a)		122,780	122,588
Series 2021-21M, Class A, 6.17% (1 mo. Term SOFR + 0.84%), 10/15/2036 (a)		67,491	66,943
Series 2021-21M, Class E, 7.61% (1 mo. Term SOFR + 2.29%), 10/15/2036 (a)		175,000	172,539
Series 2021-ARIA, Class C, 7.09% (1 mo. Term SOFR + 1.76%), 10/15/2036 (a)		350,000	343,921
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038 (a)		110,000	108,831
Series 2021-LBA, Class EV, 7.44% (1 mo. Term SOFR + 2.11%), 02/15/2036 (a)		197,702	193,502
Series 2021-SDMF, Class D, 6.83% (1 mo. Term SOFR + 1.50%), 09/15/2034 (a)		335,738	329,025
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036 (a)		115,000	113,531
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (a)		135,000	135,884
Series 2022-GPA, Class A, 7.49% (1 mo. Term SOFR + 2.17%), 08/15/2039 (a)		178,616	179,062
Series 2022-GPA, Class B, 7.99% (1 mo. Term SOFR + 2.66%), 08/15/2041 (a)		109,154	109,427
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039 (a)		350,000	346,500
Series 2023-XL3, Class A, 7.09% (1 mo. Term SOFR + 1.76%), 12/09/2040 (a)		450,000	452,531
Series 2024-BIO, Class D, 8.96% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)		100,000	99,937
Series 2024-XL5, Class A, 6.69% (1 mo. Term SOFR + 1.39%), 03/15/2041 (a)		155,000	155,000
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.69% (1 mo. Term SOFR + 1.37%), 12/15/2037 (a)		100,000	99,969
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.60%, 05/10/2058 (Callable 05/10/2026)(f)(g)		619,380	14,359
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 10/25/2028)(a)(f)		196,679	179,857
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 01/25/2029)(a)(f)		14,443	13,253
Series 2019-J1, Class B2, 3.94%, 08/25/2049 (Callable 11/25/2024)(a)(f)		167,593	150,892
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D, 5.11%, 11/10/2046 (Callable 04/10/2024)(a)(f)		46,951	44,312
Series 2015-GC27, Class C, 4.42%, 02/10/2048 (Callable 01/10/2025)(f)		164,000	156,292
Series 2016-C1, Class XA, 1.82%, 05/10/2049 (Callable 06/10/2026)(f)(g)		715,013	20,696
Series 2016-P4, Class D, 3.93%, 07/10/2049 (Callable 07/10/2026)(a)(f)		500,000	386,495
Series 2017-P8, Class XA, 0.87%, 09/15/2050 (Callable 07/15/2027)(f)(g)		955,502	21,364
Series 2019-C7, Class XA, 0.86%, 12/15/2072 (Callable 10/15/2029)(f)(g)		3,908,659	140,833
Series 2023-SMRT, Class A, 5.82%, 10/12/2040 (a)(f)		100,000	101,257
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 02/25/2031)(a)		454,172	430,551
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.22%, 05/10/2050 (Callable 05/10/2027)(f)(g)		1,357,589	38,229
Cold Storage Trust, Series 2020-ICE5, Class A, 6.33% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)		98,299	98,084
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 04/25/2025)(a)(f)		81,799	80,312
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.56%, 10/10/2046 (Callable 04/10/2024)(f)(g)		312,570	19
Series 2015-LC21, Class XA, 0.62%, 07/10/2048 (Callable 07/10/2025)(f)(g)		1,224,402	6,470
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)		291,173	283,506
Series 2018-C45, Class XA, 0.76%, 06/15/2051 (Callable 04/15/2028)(f)(g)		4,723,348	121,690
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031)(a)		400,000	228,822
Countrywide Alternative Loan Trust
Series 2006-HY11, Class A1, 5.68% (1 mo. Term SOFR + 0.35%), 06/25/2036 (Callable 04/25/2024)		216,595	187,310
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 04/25/2024)		459,581	228,507
Series 2007-OA4, Class A1, 5.78% (1 mo. Term SOFR + 0.45%), 05/25/2047 (Callable 04/25/2024)		234,327	212,560
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A1, 5.06%, 09/25/2037 (Callable 04/25/2024)(f)		567,645	503,706
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, 6.35% (1 mo. Term SOFR + 1.03%), 05/15/2036 (a)		139,653	139,609
Series 2019-ICE4, Class B, 6.60% (1 mo. Term SOFR + 1.28%), 05/15/2036 (a)		99,752	99,689
Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 04/25/2024)(a)(e)		10,835	10,481
Series 2020-NET, Class D, 3.70%, 08/15/2037 (a)(f)		118,000	107,984
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 1.86%, 01/15/2049 (Callable 02/15/2026)(f)(g)		590,146	16,044
Series 2017-CX10, Class XA, 0.75%, 11/15/2050 (Callable 09/15/2027)(f)(g)		4,695,744	87,510
Series 2018-CX12, Class XA, 0.54%, 08/15/2051 (Callable 06/15/2028)(f)(g)		4,097,186	101,505
DK Trust, Series 2024-SPBX, Class C, 7.30% (1 mo. Term SOFR + 1.95%), 03/15/2034 (a)		400,000	399,750
Fannie Mae Connecticut Avenue Securities
Series 2020-R02, Class 2M2, 7.43% (30 day avg SOFR US + 2.11%), 01/25/2040 (Callable 01/25/2027)(a)		133,986	135,473
Series 2022-R01, Class 1M1, 6.32% (30 day avg SOFR US + 1.00%), 12/25/2041 (Callable 12/25/2026)(a)		41,235	41,234
Series 2022-R03, Class 1M1, 7.42% (30 day avg SOFR US + 2.10%), 03/25/2042 (Callable 03/25/2027)(a)		18,576	18,841
Series 2022-R04, Class 1M1, 7.32% (30 day avg SOFR US + 2.00%), 03/25/2042 (Callable 03/25/2027)(a)		39,041	39,502
Series 2022-R05, Class 2M2, 8.32% (30 day avg SOFR US + 3.00%), 04/25/2042 (Callable 04/25/2027)(a)		305,000	314,323
Series 2022-R06, Class 1M1, 8.07% (30 day avg SOFR US + 2.75%), 05/25/2042 (Callable 05/25/2027)(a)		128,853	132,164
Series 2022-R08, Class 1M2, 8.92% (30 day avg SOFR US + 3.60%), 07/25/2042 (Callable 07/25/2027)(a)		300,000	316,464
Series 2022-R09, Class 2M1, 7.82% (30 day avg SOFR US + 2.50%), 09/25/2042 (Callable 09/25/2027)(a)		85,467	86,901
Series 2023-R01, Class 1M1, 7.72% (30 day avg SOFR US + 2.40%), 12/25/2042 (Callable 12/25/2027)(a)		49,777	51,070
Series 2023-R03, Class 2M2, 9.22% (30 day avg SOFR US + 3.90%), 04/25/2043 (Callable 04/25/2028)(a)		65,000	69,300
Series 2023-R06, Class 1M2, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2043 (Callable 07/25/2028)(a)		85,000	87,878
Series 2024-R02, Class 1M1, 6.42% (30 day avg SOFR US + 1.10%), 02/25/2044 (Callable 02/25/2029)(a)		239,578	239,606
Federal Home Loan Mortgage Corp.
Pool RA7784, 4.50%, 08/01/2052		191,922	182,975
Pool SD1571, 5.00%, 08/01/2052		111,404	109,972
Pool SD1741, 5.00%, 10/01/2052		165,944	163,707
Pool SD1805, 5.00%, 11/01/2052		93,816	92,320
Pool SD1822, 5.00%, 11/01/2052		121,595	120,032
Pool SD1926, 5.50%, 11/01/2052		147,661	148,275
Pool SD3689, 5.50%, 08/01/2053		278,172	278,981
Pool SD7565, 5.50%, 09/01/2053		676,838	681,766
Series 2980, Class SC, 1.27% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035 (g)(h)		199,343	12,214
Series 2989, Class SG, 0.00% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034 (h)		105,699	101,703
Series 3311, Class IA, 0.98% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037 (g)(h)		995,092	82,424
Series 3359, Class SC, 0.29% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037 (g)(h)		413,133	22,891
Series 3966, Class SA, 0.47% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041 (g)(h)		468,247	35,495
Series 4077, Class TS, 0.57% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041 (g)(h)		278,688	21,705
Series 4089, Class SH, 0.57% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042 (g)(h)		446,742	35,012
Series 4249, Class CS, 0.57% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043 (h)		531,152	365,166
Series K109, Class X1, 1.58%, 04/25/2030 (Callable 04/25/2030)(f)(g)		662,049	49,269
Series K117, Class X1, 1.23%, 08/25/2030 (Callable 07/25/2030)(f)(g)		1,276,439	76,100
Series K-1515, Class X1, 1.51%, 02/25/2035 (Callable 11/25/2034)(f)(g)		793,468	85,567
Series K-1518, Class X1, 0.86%, 10/25/2035 (Callable 07/25/2035)(f)(g)		1,471,570	95,895
Series K-1521, Class X1, 0.98%, 08/25/2036 (Callable 06/25/2036)(f)(g)		813,868	61,507
Series KL06, Class XFX, 1.36%, 12/25/2029 (Callable 12/25/2024)(f)(g)		956,000	50,664
Federal National Mortgage Association
Pool CB5113, 5.50%, 11/01/2052		189,312	189,034
Pool FS2914, 4.50%, 09/01/2052		213,100	204,897
Pool FS3053, 5.50%, 10/01/2052		121,143	121,798
Pool FS3331, 5.00%, 11/01/2052		165,672	163,335
Pool FS3332, 5.50%, 12/01/2052		230,614	231,572
Series 2007-50, Class SX, 1.02% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037 (g)(h)		1,611,334	136,386
Series 2008-22, Class SB, 0.73% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048 (g)(h)		1,238,580	107,147
Series 2009-52, Class PI, 5.00%, 07/25/2039 (g)		65,299	9,785
Series 2009-78, Class XS, 1.31% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039 (g)(h)		2,298,909	244,265
Series 2009-86, Class IP, 5.50%, 10/25/2039 (g)		59,404	10,863
Series 2010-19, Class SM, 0.82% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040 (g)(h)		3,549,678	293,700
Series 2011-124, Class NS, 1.07% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041 (g)(h)		324,234	36,885
Series 2012-20, Class SA, 1.02% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042 (g)(h)		323,266	31,558
Series 2012-76, Class SC, 0.57% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042 (g)(h)		156,889	14,835
Series 2013-60, Class CI, 3.00%, 06/25/2031 (g)		391,396	1,944
Series 2014-28, Class SD, 0.62% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044 (g)(h)		799,023	65,061
Series 2014-63, Class BI, 3.50%, 06/25/2033 (g)		233,772	1,782
Series 2017-53, Class IE, 4.00%, 07/25/2047 (g)		140,690	22,512
Series 2019-33, Class PS, 0.62% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049 (g)(h)		4,062,877	408,908
Series 2019-83, Class QS, 0.52% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050 (g)(h)		4,389,464	512,787
Series 2020-53, Class DI, 3.00%, 08/25/2060 (g)		1,434,567	241,675
Series 2020-79, Class IT, 4.00%, 11/25/2050 (g)		5,420,147	1,093,699
Series 2020-99, Class IC, 3.50%, 04/25/2050 (g)		4,038,455	742,319
Series 2021-R02, Class 2B2, 11.52% (30 day avg SOFR US + 6.20%), 11/25/2041 (Callable 11/25/2026)(a)		55,000	57,932
Series 419, Class C4, 3.50%, 04/25/2044 (g)		2,041,758	326,974
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.89%, 04/25/2050 (a)(f)		692,745	633,874
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.94%, 10/25/2048 (Callable 11/25/2033)(a)(f)		437,254	415,525
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class G, 3.96%, 12/10/2036 (a)(f)		112,000	107,985
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.97% (30 day avg SOFR US + 1.65%), 01/25/2034 (Callable 01/25/2034)(a)		233,577	234,753
Series 2021-HQA1, Class M2, 7.57% (30 day avg SOFR US + 2.25%), 08/25/2033 (Callable 08/25/2033)(a)		257,372	263,002
Series 2021-HQA4, Class M2, 7.67% (30 day avg SOFR US + 2.35%), 12/25/2041 (Callable 12/25/2026)(a)		400,000	403,103
Series 2021-HQA4, Class B1, 9.07% (30 day avg SOFR US + 3.75%), 12/25/2041 (Callable 12/25/2026)(a)		700,000	720,889
Series 2022-DNA2, Class M1B, 7.72% (30 day avg SOFR US + 2.40%), 02/25/2042 (Callable 02/25/2027)(a)		500,000	508,679
Series 2022-DNA3, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 04/25/2042 (Callable 04/25/2027)(a)		73,608	74,593
Series 2022-DNA4, Class M1A, 7.52% (30 day avg SOFR US + 2.20%), 05/25/2042 (Callable 05/25/2027)(a)		134,302	136,571
Series 2022-DNA4, Class M1B, 8.67% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(a)		160,000	167,207
Series 2022-DNA6, Class M1A, 7.47% (30 day avg SOFR US + 2.15%), 09/25/2042 (Callable 09/25/2027)(a)		121,385	122,837
Series 2022-DNA7, Class M1A, 7.82% (30 day avg SOFR US + 2.50%), 03/25/2052 (Callable 09/25/2027)(a)		99,438	101,115
Series 2022-HQA1, Class M1B, 8.82% (30 day avg SOFR US + 3.50%), 03/25/2042 (Callable 03/25/2027)(a)		85,000	88,619
Series 2022-HQA3, Class M1B, 8.87% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(a)		125,000	131,845
Series 2024-HQA1, Class M2, 7.32% (30 day avg SOFR US + 2.00%), 03/25/2044 (Callable 03/25/2029)(a)		250,000	250,078
FREMF Mortgage Trust
Series 2019-KF71, Class C, 11.43% (30 day avg SOFR US + 6.11%), 10/25/2029 (Callable 10/25/2029)(a)		149,973	145,638
Series 2019-KG01, Class X2A, 0.10%, 04/25/2029 (Callable 02/25/2029)(a)(g)		5,073,600	12,963
Series 2019-KG01, Class X2B, 0.10%, 05/25/2029 (Callable 02/25/2029)(a)(g)		570,000	2,104
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 08/25/2025)(a)(e)		86,424	86,787
Government National Mortgage Association
Series 2010-133, Class SD, 0.63% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040 (g)(h)		1,638,010	65,551
Series 2014-102, Class SY, 0.21% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044 (g)(h)		1,453,084	70,719
Series 2018-83, Class HI, 5.00% (1 Month U.S. LIBOR + 0.00%), 01/20/2048 (c)(g)		661,386	111,059
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, Class B, 6.97% (1 mo. Term SOFR + 1.65%), 12/15/2036 (a)		76,765	76,645
Series 2019-WOLF, Class C, 7.27% (1 mo. Term SOFR + 1.95%), 12/15/2036 (a)		230,294	229,862
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class A, 6.84% (1 mo. Term SOFR + 1.54%), 03/15/2039 (a)		350,000	350,547
GS Mortgage Securities Corp. II
Series 2018-RIVR, Class C, 6.87% (1 mo. Term SOFR + 1.55%), 07/15/2035 (a)		122,000	70,991
Series 2019-GC42, Class XA, 0.81%, 09/10/2052 (Callable 06/10/2029)(f)(g)		2,162,240	71,777
Series 2020-GC47, Class XA, 1.13%, 05/12/2053 (Callable 02/12/2030)(f)(g)		1,460,169	74,927
Series 2020-GSA2, Class XA, 1.71%, 12/12/2053 (Callable 10/10/2030)(a)(f)(g)		1,192,919	93,108
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 11/25/2045)(a)(f)		314,702	251,028
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 01/25/2046)(a)(f)		264,404	209,251
GSAA Trust
Series 2005-6, Class M1, 6.09% (1 mo. Term SOFR + 0.76%), 06/25/2035 (Callable 04/25/2024)		184,777	181,178
Series 2006-4, Class 4A3, 4.23%, 03/25/2036 (Callable 04/25/2024)(f)		390,236	245,696
Series 2007-7, Class A4, 5.98% (1 mo. Term SOFR + 0.65%), 07/25/2037 (Callable 04/25/2024)		98,319	94,153
GSCG Trust, Series 2019-600C, Class E, 3.99%, 09/06/2034 (a)(f)		183,000	17,937
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 11/25/2044)(a)(f)		314,729	249,472
INTOWN Mortgage Trust, Series 2022-STAY, Class B, 8.61% (1 mo. Term SOFR + 3.29%), 08/15/2039 (Callable 08/15/2024)(a)		140,000	140,356
JP Morgan Chase Commercial Mortgage Securities
Series 2018-AON, Class D, 4.61%, 07/05/2031 (a)(f)		132,000	78,891
Series 2020-NNN, Class EFX, 3.97%, 01/16/2037 (Callable 01/16/2025)(a)		100,000	47,388
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.03%, 01/25/2049 (Callable 04/25/2024)(a)(f)		436,615	390,708
Series 2019-8, Class B2A, 3.17%, 03/25/2050 (Callable 05/25/2028)(a)(f)		182,016	153,413
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 05/25/2028)(a)(f)		8,309	7,299
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 10/25/2039)(a)(f)		184,246	156,763
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 08/25/2049)(a)(f)		453,036	365,226
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.47%, 04/15/2047 (Callable 01/15/2025)(f)(g)		2,742,222	712
Series 2015-C27, Class D, 3.80%, 02/15/2048 (Callable 09/15/2026)(a)(f)		124,000	70,604
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.48%, 06/15/2049 (Callable 03/15/2026)(f)(g)		871,335	18,426
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.62% (1 mo. Term SOFR + 2.29%), 12/15/2036 (a)		300,000	301,781
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A2, 7.00%, 05/25/2060 (Callable 04/25/2024)(a)(e)		959,464	879,755
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 6.62% (1 mo. Term SOFR + 1.30%), 05/15/2039 (Callable 05/15/2024)(a)		170,000	168,513
Series 2022-BMR2, Class B, 7.12% (1 mo. Term SOFR + 1.79%), 05/15/2039 (Callable 05/15/2024)(a)		250,000	246,875
LSTAR Commercial Mortgage Trust
Series 2016-4, Class XA, 1.66%, 03/10/2049 (Callable 03/10/2026)(a)(f)(g)		826,339	13,407
Series 2016-4, Class C, 4.59%, 03/10/2049 (Callable 03/10/2026)(a)(f)		274,000	233,109
Series 2017-5, Class X, 0.83%, 03/10/2050 (Callable 03/10/2027)(a)(f)(g)		1,796,370	25,782
Med Trust 2021-MDLN, Series 2021-MDLN, Class D, 7.44% (1 mo. Term SOFR + 2.11%), 11/15/2038 (a)		348,328	347,022
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 04/25/2024)(a)(f)		97,119	89,596
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 8.04% (1 mo. Term SOFR + 2.72%), 04/15/2038 (a)		251,663	249,053
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 0.95%, 12/15/2047 (Callable 10/15/2026)(f)(g)		1,828,655	3,070
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.65%, 12/15/2049 (Callable 09/15/2026)(f)(g)		2,606,181	33,412
Series 2019-NUGS, Class E, 7.68% (1 mo. Term SOFR + 2.36%), 12/15/2036 (a)		147,000	29,884
Series 2019-NUGS, Class F, 8.28% (1 mo. Term SOFR + 2.96%), 12/15/2036 (a)		125,000	13,262
Series 2019-PLND, Class E, 7.59% (1 mo. Term SOFR + 2.26%), 05/15/2036 (Callable 05/15/2024)(a)		189,000	97,046
NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 10.69% (1 mo. Term SOFR + 5.36%), 05/25/2055 (Callable 05/25/2024)(a)		866,667	865,212
One New York Plaza Trust, Series 2020-1NYP, Class C, 7.64% (1 mo. Term SOFR + 2.31%), 01/15/2036 (a)		160,000	147,289
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048 (a)(g)		143,031,991	523,197
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.86%, 10/25/2049 (Callable 09/25/2031)(a)(f)		985,687	901,485
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 01/25/2049)(a)(f)		200,000	123,526
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 12/25/2045)(a)(f)		443,211	351,314
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.72%, 03/25/2051 (Callable 02/25/2048)(a)(f)		458,000	366,979
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 04/25/2024)(e)		269,867	223,460
RLGH Trust
Series 2021-TROT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 04/15/2036 (a)		100,000	98,063
Series 2021-TROT, Class D, 7.15% (1 mo. Term SOFR + 1.83%), 04/15/2036 (a)		175,000	169,951
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/15/2040 (a)		100,000	98,285
Sequoia Mortgage Trust, Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 07/25/2048)(a)(f)		463,709	364,736
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.85%, 10/10/2048 (Callable 07/10/2026)(f)(g)		911,575	25,383
SMRT 2022-MINI, Series 2022-MINI, Class B, 6.68% (1 mo. Term SOFR + 1.35%), 01/15/2039 (a)		250,000	246,563
UBS Commercial Mortgage Trust
Series 2017-C4, Class C, 4.53%, 10/15/2050 (Callable 10/15/2027)(f)		250,000	215,566
Series 2018-C9, Class XA, 0.91%, 03/15/2051 (Callable 01/15/2028)(f)(g)		2,172,333	64,087
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.31%, 05/15/2052 (Callable 03/15/2029)(f)(g)		1,402,473	72,606
Velocity Commercial Capital Loan Trust, Series 2020-2, Class A2, 5.00%, 05/25/2050 (a)(f)		500,000	465,509
Verus Securitization Trust
Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025)(a)(e)		87,522	90,930
Series 2022-INV1, Class A1, 5.04%, 08/25/2067 (Callable 08/25/2025)(a)(e)		84,834	84,176
Series 2024-1, Class A1, 5.71%, 01/25/2069 (Callable 01/25/2027)(a)(e)		98,240	97,627
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.91%, 03/25/2037 (Callable 04/25/2024)(f)		346,053	271,102
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,029,501)			40,424,576

U.S. TREASURY OBLIGATIONS - 12.1%		Par	Value
United States Treasury Note/Bond
4.63%, 02/28/2026		920,000	919,281
1.50%, 01/31/2027		240,000	221,288
4.25%, 03/15/2027		1,049,000	1,044,083
2.63%, 05/31/2027		75,000	71,074
4.25%, 02/28/2029		6,800	6,810
1.88%, 02/15/2032		515,000	434,853
2.88%, 05/15/2032		1,725,000	1,566,515
2.75%, 08/15/2032		1,110,000	995,705
3.50%, 02/15/2033		1,030,000	975,603
4.00%, 02/15/2034		162,900	160,202
2.38%, 02/15/2042		570,000	423,759
2.75%, 11/15/2042		90,000	70,411
4.75%, 11/15/2043		650,000	674,375
4.50%, 02/15/2044		706,500	710,584
3.00%, 02/15/2049		1,280,000	997,200
2.00%, 02/15/2050		688,000	430,645
3.00%, 08/15/2052		220,000	170,844
3.63%, 02/15/2053		545,000	478,408
4.75%, 11/15/2053		281,400	300,351
4.25%, 02/15/2054		13,750,000	13,522,265
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,592,104)			24,174,256

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 7.5%		Par	Value
Australia Government Bond
1.00%, 12/21/2030	AUD	150,000	81,692
1.50%, 02/20/2032	AUD	455,000	239,350
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050	BRL	190,000	165,531
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/2027 Bundesrepublik Deutschland Bundesanleihe BRL 1,160,000 230,271
0.00%, 02/15/2031	EUR	175,000	162,479
0.00%, 05/15/2035	EUR	105,000	87,743
3.25%, 07/04/2042	EUR	55,000	66,113
Canadian Government Bond, 1.25%, 03/01/2025	CAD	465,000	333,167
China Government Bond, 2.69%, 08/12/2026	CNY	910,000	127,733
Finland Government Bond, 3.00%, 09/15/2033 (a)	EUR	225,000	246,951
Indonesia Treasury Bond
6.50%, 06/15/2025	IDR	2,422,000,000	152,912
8.38%, 09/15/2026	IDR	1,606,000,000	105,740
5.13%, 04/15/2027	IDR	1,385,000,000	84,166
6.38%, 08/15/2028	IDR	5,707,000,000	357,286
9.00%, 03/15/2029	IDR	1,457,000,000	101,076
6.50%, 02/15/2031	IDR	5,458,000,000	339,942
8.75%, 05/15/2031	IDR	3,000,000,000	210,842
6.38% (SOFR Rate + 0.00%), 04/15/2032	IDR	3,726,000,000	230,328
6.63%, 05/15/2033	IDR	1,779,000,000	111,273
7.50%, 06/15/2035	IDR	1,015,000,000	67,596
7.50%, 05/15/2038	IDR	1,447,000,000	96,047
Ireland Government Bond, 1.10%, 05/15/2029	EUR	45,000	45,169
Korea Treasury Bond
2.38%, 03/10/2027	KRW	804,700,000	580,757
2.13%, 06/10/2027	KRW	293,300,000	209,740
3.13%, 09/10/2027	KRW	103,300,000	76,190
1.38%, 12/10/2029	KRW	377,860,000	251,719
4.25%, 12/10/2032	KRW	178,720,000	140,962
3.25%, 06/10/2033	KRW	207,000,000	151,983
Kuntarahoitus Oyj, 5.96% (Norway Interbank Offered Rate Fixing 3 Month + 1.25%), 01/10/2025	NOK	1,000,000	92,963
Malaysia Government Bond
3.88%, 03/14/2025	MYR	361,000	76,631
3.90%, 11/30/2026	MYR	360,000	77,000
3.90%, 11/16/2027	MYR	805,000	172,198
3.73%, 06/15/2028	MYR	400,000	84,953
4.50%, 04/15/2030	MYR	640,000	140,635
3.84%, 04/15/2033	MYR	980,000	206,788
3.83%, 07/05/2034	MYR	360,000	75,774
Mexican Bonos
5.00%, 03/06/2025	MXN	7,324,000	420,716
7.75%, 05/29/2031	MXN	21,110,000	1,199,948
7.50%, 05/26/2033	MXN	8,490,000	467,592
New South Wales Treasury Corp.
1.25%, 03/20/2025	AUD	210,000	133,118
2.00% (SOFR Rate + 0.00%), 03/08/2033	AUD	175,000	92,949
New Zealand Government Bond
0.50%, 05/15/2026	NZD	390,000	213,859
4.25%, 05/15/2034	NZD	210,000	121,764
New Zealand Local Government Funding Agency Bond
2.25%, 05/15/2031	NZD	25,000	12,477
3.50%, 04/14/2033	NZD	262,000	138,168
3.00% (SOFR Index + 0.00%), 05/15/2035	NZD	215,000	104,104
Nordea Eiendomskreditt AS, 5.04% (Norway Interbank Offered Rate Fixing 3 Month + 0.34%), 06/19/2024	NOK	1,000,000	92,166
Norway Government Bond
1.75%, 03/13/2025 (a)	NOK	2,230,000	200,621
1.25%, 09/17/2031 (a)	NOK	2,425,000	190,201
2.13%, 05/18/2032 (a)	NOK	2,470,000	204,548
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2025 BRL 2,790,000 556,175
Philippine Government Bond
2.63%, 08/12/2025	PHP	18,365,000	312,111
3.63%, 09/09/2025	PHP	6,865,000	118,021
6.13%, 08/22/2028	PHP	10,645,000	188,931
6.75%, 09/15/2032	PHP	9,250,000	169,845
8.00%, 09/30/2035	PHP	3,300,000	67,039
Queensland Treasury Corp, 5.25%, 07/21/2036 (a)	AUD	385,000	261,394
Republic of Austria Government Bond, 2.90%, 02/20/2033 (a)	EUR	205,000	223,178
Republic of South Africa Government Bond, 8.88%, 02/28/2035	ZAR	12,025,000	506,657
Singapore Government Bond
2.38% (SOFR Rate + 0.00%), 06/01/2025	SGD	5,000	3,652
1.25%, 11/01/2026	SGD	95,000	66,875
3.38%, 09/01/2033	SGD	265,000	200,533
South Australian Government Financing Authority, 4.75%, 05/24/2038	AUD	160,000	101,586
Treasury Corp. of Victoria, 2.25%, 11/20/2034	AUD	150,000	77,131
United Kingdom Gilt
0.25%, 01/31/2025	GBP	180,000	219,031
3.25%, 01/31/2033	GBP	145,000	174,813

CPPIB Capital, Inc., 2.25%, 12/01/2031 (a)	CAD	145,000	94,541
Inter-American Development Bank, 4.60%, 03/01/2029	CAD	120,000	91,395

Abu Dhabi Government International Bond, 3.88% (SOFR Rate + 0.00%), 04/16/2050 (a)		200,000	159,611
Canadian Government Bond, 1.50%, 09/01/2024	CAD	25,000	18,203
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)		200,000	123,026
Indonesia Government International Bond
3.85%, 10/15/2030		200,000	187,054
3.05%, 03/12/2051		200,000	141,163
Mexico Government International Bond, 3.50%, 02/12/2034 (Callable 11/12/2033)		350,000	291,048
Panama Government International Bond, 4.30%, 04/29/2053		300,000	193,500
Province of Ontario Canada
1.35%, 12/02/2030	CAD	450,000	281,956
3.45%, 06/02/2045	CAD	210,000	135,114
Province of Quebec Canada, 4.50%, 09/08/2033		153,000	151,515
Republic of Italy Government International Bond, 1.25%, 02/17/2026		200,000	185,252
Republic of South Africa Government International Bond, 4.30%, 10/12/2028		200,000	179,500
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $15,680,068)			15,053,781

ASSET-BACKED SECURITIES - 6.8%		Par	Value
ACREC Trust, Series 2021-FL1, Class C, 7.59% (1 mo. Term SOFR + 2.26%), 10/16/2036 (Callable 04/16/2024)(a)		375,000	362,424
Air Canada, Series 2017-1, 3.70%, 01/15/2026 (a)		461,640	438,383
AMSR Trust
Series 2021-SFR1, Class E2, 2.90%, 06/17/2038 (a)		1,200,000	1,042,824
Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)		550,000	501,398
Applebee's Funding LLC, Series 2019-1A, Class A2II, 4.72%, 06/05/2049 (Callable 06/05/2024)(a)		99,000	93,873
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 12/17/2028)(a)		66,685	59,577
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, 10/20/2050 (Callable 04/20/2024)(a)		98,250	92,400
Canadian Imperial Bank of Commerce, Series 2021-1A, Class B, 0.93%, 04/15/2027 (a)		150,000	149,727
CLNC Ltd., Series 2019-FL1, Class B, 7.34% (1 mo. Term SOFR + 2.01%), 08/20/2035 (Callable 04/19/2024)(a)		100,000	97,966
Commonbond Student Loan Trust, Series 2018-BGS, Class C, 4.12%, 09/25/2045 (Callable 11/25/2025)(a)		7,674	5,985
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027)(a)		250,000	235,780
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026)(a)		605,000	576,465
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 05/20/2024)(a)		85,950	83,292
Domino's SPV Guarantor LLC, Series 2021-1A, Class A2II, 3.15%, 04/25/2051 (Callable 04/25/2028)(a)		97,250	84,373
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 10/15/2029)		100,000	99,667
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 6.72% (1 mo. Term SOFR + 1.39%), 07/25/2034 (Callable 04/25/2024)		97,258	94,414
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		95,261	89,058
GM Financial Leasing Trust, Series 2022-3, Class C, 5.13% (1 Month U.S. LIBOR + 0.00%), 08/20/2026 (Callable 12/20/2024)(c)		250,000	246,770
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030)(a)		453,056	344,876
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 09/17/2024)(a)		78,024	71,702
Marlette Funding Trust, Series 2022-3A, Class A, 5.18%, 11/15/2032 (Callable 11/15/2026)(a)		17,404	17,381
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 08/20/2035)(a)		68,193	60,220
Morgan Stanley ABS Capital I, Inc., Series 2006-NC1, Class M1, 6.01% (1 mo. Term SOFR + 0.68%), 12/25/2035 (Callable 04/25/2024)		130,334	128,094
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 11/20/2030)(a)		148,681	139,530
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 11/20/2030)(a)		163,569	151,669
Series 2018-2GS, Class B, 4.74% (1 Month U.S. LIBOR + 0.00%), 02/22/2044 (Callable 11/20/2030)(a)(c)		102,615	93,882
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 01/21/2036 (Callable 07/20/2024)(a)		13,864	13,748
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 03/15/2027)(a)		49,424	46,161
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 04/15/2027)(a)		102,266	93,644
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 10/15/2027)(a)		63,668	58,176
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 06/15/2028)(a)		53,345	46,656
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 03/15/2029)(a)		46,145	40,428
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 05/15/2030)(a)		410,545	349,680
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026)(a)		486,250	433,576
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 10/15/2027)(a)		135,000	134,808
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.60%, 12/16/2030 (Callable 04/15/2025)(a)		281,174	283,160
Progress Residential Trust
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)		2,000,000	1,898,849
Series 2021-SFR3, Class G, 4.25%, 05/17/2026 (a)		1,100,000	1,001,664
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026)(a)		700,000	628,154
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 02/15/2026)		200,000	195,131
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027)(a)		210,000	214,529
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029)(a)		100,000	101,227
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(a)		23,070	23,057
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 04/25/2026)(a)		10,000	85,527
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 06/15/2028)(a)		78,364	70,789
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 08/15/2029)(a)		10,000	339,590
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 5.76% (1 mo. Term SOFR + 0.43%), 10/25/2036 (Callable 04/25/2024)		434,917	330,002
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028)(a)		95,904	93,472
Sunrun, Inc., Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2030)(a)		95,809	88,480
Taco Bell Corp.
Series 2016-1A, Class A23, 4.97%, 05/25/2046 (Callable 05/25/2024)(a)		251,250	247,773
Series 2021-1A, Class A2I, 1.95% (1 Month U.S. LIBOR + 0.00%), 08/25/2051 (Callable 08/25/2024)(a)(c)		98,250	88,952
T-Mobile US, Inc., Series 2022-1A, Class A, 4.91%, 05/22/2028 (Callable 11/20/2025)(a)		160,000	159,258
Vericrest Opportunity Loan Transferee, Series 2021-NPL1, Class A2, 4.95%, 02/27/2051 (Callable 04/25/2024)(a)(e)		708,696	674,347
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 06/15/2024)(a)		89,747	85,977
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 06/05/2024)(a)		246,250	220,459
Zaxby's Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2025)(a)		146,250	130,293
TOTAL ASSET-BACKED SECURITIES (Cost $15,127,642)			13,539,297

COLLATERALIZED LOAN OBLIGATIONS - 5.4%		Par	Value
ALM Ltd./KY, Series 2020-1A, Class A2, 7.43% (3 mo. Term SOFR + 2.11%), 10/15/2029 (Callable 04/15/2024)(a)		500,000	500,527
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 8.34% (1 mo. Term SOFR + 3.01%), 11/15/2036 (Callable 06/15/2024)(a)		275,000	254,597
ARES CLO, Series 2018-49A, Class C, 7.53% (3 mo. Term SOFR + 2.21%), 07/22/2030 (Callable 04/22/2024)(a)		1,000,000	995,065
BDS Ltd., Series 2020-FL5, Class C, 7.49% (1 mo. Term SOFR + 2.16%), 02/16/2037 (Callable 04/16/2024)(a)		340,000	331,875
BlueMountain CLO Ltd., Series 2021-28A, Class C, 7.58% (3 mo. Term SOFR + 2.26%), 04/15/2034 (Callable 04/15/2024)(a)		250,000	247,206
Canyon Capital CLO Ltd.
Series 2014-1A, Class CR, 8.33% (3 mo. Term SOFR + 3.01%), 01/30/2031 (Callable 04/30/2024)(a)		250,000	241,580
Series 2021-2A, Class D, 8.93% (3 mo. Term SOFR + 3.61%), 04/15/2034 (Callable 04/15/2024)(a)		500,000	500,004
Cent CLO, Series 2018-27A, Class DR, 9.42% (3 mo. Term SOFR + 4.09%), 01/25/2035 (Callable 04/25/2024)(a)		500,000	483,855
CIFC Funding Ltd.
Series 2015-4A, Class BR2, 7.48% (3 mo. Term SOFR + 2.16%), 04/20/2034 (Callable 04/20/2024)(a)		250,000	247,764
Series 2021-4A, Class D, 8.48% (3 mo. Term SOFR + 3.16%), 07/15/2033 (Callable 04/15/2024)(a)		500,000	499,967
Dryden Senior Loan Fund, Series 2015-40A, Class CR, 7.67% (3 mo. Term SOFR + 2.36%), 08/15/2031 (Callable 05/15/2024)(a)		500,000	497,369
Greystone Commercial Real Estate Notes, Series 2019-FL2, Class C, 7.44% (1 mo. Term SOFR + 2.11%), 09/15/2037 (Callable 04/15/2024)(a)		200,000	195,907
LCM LP, Series 24A, Class CR, 7.48% (3 mo. Term SOFR + 2.16%), 03/20/2030 (Callable 04/20/2024)(a)		250,000	248,623
LFT CRE 2021-FL1 Ltd., Series 2021-FL1, Class B, 7.19% (1 mo. Term SOFR + 1.86%), 06/15/2039 (Callable 04/15/2024)(a)		100,000	96,081
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 7.78% (3 mo. Term SOFR + 2.46%), 10/15/2032 (Callable 04/15/2024)(a)		250,000	250,109
Neuberger Berman CLO Ltd., Series 2021-40A, Class C, 7.33% (3 mo. Term SOFR + 2.01%), 04/16/2033 (Callable 04/16/2024)(a)		250,000	248,648
Oak Hill Credit Partners, Series 2016-13A, Class DR, 8.78% (3 mo. Term SOFR + 3.46%), 10/25/2034 (Callable 04/21/2024)(a)		500,000	500,012
Octagon Investment Partners Ltd., Series 2012-1A, Class CRR, 9.48% (3 mo. Term SOFR + 4.16%), 07/15/2029 (Callable 04/15/2024)(a)		500,000	496,476
OHA Credit Funding
Series 2020-5A, Class E, 11.81% (3 mo. Term SOFR + 6.51%), 04/18/2033 (Callable 04/18/2024)(a)		500,000	499,970
Series 2021-8A, Class C, 7.46% (3 mo. Term SOFR + 2.16%), 01/18/2034 (Callable 04/18/2024)(a)		250,000	250,134
OHA Loan Funding Ltd., Series 2013-1A, Class CR2, 7.65% (3 mo. Term SOFR + 2.33%), 07/23/2031 (Callable 04/23/2024)(a)		500,000	500,156
Palmer Square CLO Ltd., Series 2023-1A, Class C, 8.57% (3 mo. Term SOFR + 3.25%), 01/20/2036 (Callable 01/20/2025)(a)		500,000	503,271
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 7.51% (3 mo. Term SOFR + 2.20%), 10/15/2030 (Callable 04/15/2024)(a)		800,000	796,426
TCI-Flatiron CLO Ltd., Series 2018-1A, Class CR, 7.33% (3 mo. Term SOFR + 2.01%), 01/29/2032 (Callable 04/29/2024)(a)		250,000	249,268
TCW CLO Ltd.
Series 2021-1A, Class C, 7.48% (3 mo. Term SOFR + 2.16%), 03/18/2034 (Callable 04/20/2024)(a)		250,000	247,141
Series 2023-1A, Class C, 8.82% (3 mo. Term SOFR + 3.50%), 04/28/2036 (Callable 04/28/2025)(a)		400,000	402,590
Wind River CLO Ltd., Series 2014-3A, Class DR2, 8.98% (3 mo. Term SOFR + 3.66%), 10/22/2031 (Callable 04/22/2024)(a)		500,000	471,795
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,837,350)			10,756,416

BANK LOANS - 3.7%		Par	Value
Communication Services - 0.0%(i)
Altice France SA/France, Senior Secured First Lien, 10.81% (3 mo. SOFR US + 5.50%), 08/31/2028 (Callable 05/01/2024)		24,850	19,888
Zayo Group Holdings, Inc., Senior Secured First Lien, 8.44% (1 mo. SOFR US + 3.00%), 03/09/2027 (Callable 05/01/2024)		35,000	30,810
			50,698

Communications - 0.1%
Cengage Learning, Inc., Senior Secured First Lien, 9.58% (1 mo. SOFR US + 4.25%), 03/24/2031 (Callable 05/01/2024)		25,000	25,004
CSC Holdings LLC, Senior Secured First Lien, 7.94% (CME Term SOFR 1 Month + 2.50%), 04/15/2027 (Callable 05/01/2024)		24,870	22,552
Directv Financing LLC, Senior Secured First Lien, 10.44% (1 mo. SOFR US + 5.00%), 08/02/2027 (Callable 05/01/2024)		14,637	14,674
Gogo Intermediate Holdings LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 04/28/2028 (Callable 05/01/2024)		54,247	54,232
StubHub Holdco Sub LLC, Senior Secured First Lien, 10.08% (1 mo. SOFR US + 4.75%), 03/12/2030 (Callable 05/01/2024)		40,000	40,108
			156,570

Consumer Discretionary - 1.4%
1011778 BC ULC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 2.25%), 09/23/2030 (Callable 05/01/2024)		440,188	440,462
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
10.33% (3 mo. SOFR US + 4.75%), 04/20/2028 (Callable 05/01/2024)		225,250	234,307
Allied Universal Holdco LLC, Senior Secured First Lien, 9.18% (1 mo. SOFR US + 3.75%), 05/15/2028 (Callable 05/01/2024)		94,083	94,074
American Airlines, Inc., Senior Secured First Lien, 8.77% (6 mo. SOFR US + 3.50%), 06/04/2029 (Callable 05/01/2024)		121,718	122,251
Caesars Entertainment, Inc., Senior Secured First Lien
8.66% (3 mo. SOFR US + 3.25%), 02/06/2030 (Callable 05/01/2024)		54,450	54,673
8.04% (3 mo. SOFR US + 2.75%), 02/06/2031 (Callable 05/01/2024)		50,000	50,102
Carnival Corp., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 10/18/2028 (Callable 05/01/2024)		151,266	151,660
CHG Healthcare Services, Inc., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 09/29/2028 (Callable 05/01/2024)		64,340	64,468
ClubCorp Holdings, Inc., Senior Secured First Lien
10.61% (3 mo. SOFR US + 5.00%), 09/18/2026		28,569	28,661
10.61% (3 mo. SOFR US + 5.00%), 09/18/2026		1,029	1,033
EAB Global, Inc., Senior Secured First Lien, 8.94% (1 mo. SOFR US + 3.50%), 08/16/2028 (Callable 05/01/2024)		77,535	77,671
Fertitta Entertainment LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 01/29/2029 (Callable 03/18/2024)		132,734	133,205
Garda World Security Corp., Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.25%), 02/01/2029 (Callable 05/01/2024)		75,000	75,235
Great Outdoors Group LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 03/05/2028 (Callable 05/01/2024)		99,963	100,143
Hunter Douglas, Inc., Senior Secured First Lien
8.82% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 05/01/2024)		45,479	45,035
8.82% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 05/01/2024)		16,699	16,536
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 05/04/2028 (Callable 05/01/2024)		61,701	61,876
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.73% (3 mo. SOFR US + 5.25%), 06/21/2027 (Callable 05/01/2024)		124,944	128,820
MIWD Holdco II LLC, 8.83% (1 mo. Term SOFR + 3.50%), 03/28/2031 (Callable 05/01/2024)		20,000	20,119
Motion Finco Sarl First Lien, 9.11% (1 mo. Term SOFR + 3.50%), 11/30/2029 (Callable 05/01/2024)		85,000	84,968
Ontario Gaming GTA LP, Senior Secured First Lien, 9.56% (3 mo. SOFR US + 4.25%), 08/01/2030 (Callable 05/01/2024)		34,913	35,075
PetSmart LLC, Senior Secured First Lien, 9.18% (1 mo. SOFR US + 3.75%), 02/12/2028 (Callable 05/01/2024)		73,125	73,049
Scientific Games Holdings LP, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 2.75%), 04/04/2029 (Callable 05/01/2024)		46,491	46,536
SRS Distribution, Inc., Senior Secured First Lien, 8.94% (1 mo. SOFR US + 3.50%), 06/05/2028 (Callable 05/01/2024)		132,304	133,368
Station Casinos LLC First Lien, 7.82% (1 mo. Term SOFR + 2.25%), 03/14/2031 (Callable 05/01/2024)		35,000	34,996
SWF Holdings I Corp., Senior Secured First Lien, 9.44% (1 mo. SOFR US + 4.00%), 10/06/2028 (Callable 05/01/2024)		54,346	50,157
United Airlines, Inc., Senior Secured First Lien
8.08% (3 mo. SOFR US + 2.75%), 02/24/2031 (Callable 05/01/2024)		310,000	310,871
Wand NewCo 3, Inc., Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 01/30/2031 (Callable 05/01/2024)		60,000	60,239
WestJet Loyalty LP, Senior Secured First Lien, 9.07% (3 mo. SOFR US + 3.75%), 02/14/2031 (Callable 05/01/2024)		70,000	70,088
			2,799,678

Consumer Staples - 0.0%(i)
Kronos Acquisition Holdings, Inc., Senior Secured First Lien
9.36% (3 mo. SOFR US + 3.75%), 12/22/2026 (Callable 05/01/2024)		23,098	23,154
9.36% (3 mo. SOFR US + 3.75%), 12/22/2026 (Callable 05/01/2024)		9,847	9,871
			33,025

Energy - 0.0%(i)
Buckeye Partners LP, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 11/02/2026 (Callable 05/01/2024)		15,000	15,045
EG America LLC, Senior Secured First Lien, 11.67% (CME Term SOFR 1 Month + 5.50%), 02/07/2028 (Callable 05/01/2024)		29,925	29,850
			44,895

Financials - 0.3%
Acrisure LLC, Senior Secured First Lien
8.94% (CME Term SOFR 1 Month + 3.50%), 02/15/2027 (Callable 05/01/2024)		34,729	34,750
9.69% (CME Term SOFR 1 Month + 4.25%), 02/15/2027 (Callable 05/01/2024)		97,750	98,178
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 3.50%), 11/06/2030 (Callable 05/01/2024)		99,500	100,019
Allspring Buyer LLC, Senior Secured First Lien, 8.89% (3 mo. SOFR US + 3.25%), 11/01/2028 (Callable 05/01/2024)		99,976	100,031
Astra Acquisition Corp., Senior Secured First Lien, 10.86% (3 mo. SOFR US + 5.25%), 10/25/2028 (Callable 05/01/2024)		91,939	38,959
Asurion LLC First Lien, 9.68% (1 mo. Term SOFR + 4.25%), 08/19/2028 (Callable 05/01/2024)		44,887	43,428
OneDigital Borrower LLC, Senior Secured First Lien, 9.68% (1 mo. SOFR US + 4.25%), 11/16/2027		153,723	153,916
Wec US Holdings Ltd., Senior Secured First Lien, 8.08% (1 mo. SOFR US + 2.75%), 01/27/2031 (Callable 05/01/2024)		110,000	110,000
			679,281

Health Care - 0.4%
ADMI Corp., Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 12/23/2027		34,746	33,638
Aveanna Healthcare LLC, Senior Secured First Lien, 9.19% (3 mo. SOFR US + 3.75%), 07/17/2028 (Callable 05/01/2024)		118,531	114,276
Bausch + Lomb Corp., Senior Secured First Lien, 8.68% (1 mo. SOFR US + 3.25%), 05/10/2027 (Callable 05/01/2024)		132,250	131,027
Gainwell Acquisition Corp., Senior Secured First Lien, 9.41% (3 mo. SOFR US + 4.00%), 10/01/2027 (Callable 05/01/2024)		155,864	149,376
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 7.46% (3 mo. SOFR US + 2.00%), 11/15/2027 (Callable 05/01/2024)		22,186	21,530
LifePoint Health, Inc., Senior Secured First Lien, 11.09% (3 mo. SOFR US + 5.50%), 11/16/2028 (Callable 04/10/2024)		129,675	130,173
Organon & Co., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 3.00%), 06/02/2028 (Callable 05/01/2024)		24,768	24,887
Pacific Dental Services T/L B (02/24), 8.58%, 03/07/2031		80,000	80,116
Radiology Partners T/L - TARGET, Senior Secured First Lien
9.09% (3 mo. SOFR US + 3.50%), 01/31/2029		16,918	16,386
9.09% (3 mo. SOFR US + 3.50%), 01/31/2029		174	169
			701,578

Industrials - 0.3%
Air Canada, Senior Secured First Lien, 7.83% (3 mo. SOFR US + 2.50%), 03/21/2031 (Callable 05/01/2024)		40,000	40,125
Artera Services LLC, Senior Secured First Lien, 9.81% (3 mo. SOFR US + 4.50%), 02/10/2031 (Callable 05/01/2024)		35,000	35,175
Brand Industrial Services, Inc., Senior Secured First Lien, 10.81% (3 mo. SOFR US + 5.50%), 08/01/2030 (Callable 05/01/2024)		29,925	30,090
Dynasty Acquisition Co., Inc., 8.83% (1 mo. Term SOFR + 3.50%), 08/24/2028 (Callable 05/01/2024)		75,420	75,616
Kenan Advantage Group, Inc., Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 01/25/2029 (Callable 05/01/2024)		75,000	75,164
Mirion Technologies US, Inc., Senior Secured First Lien, 8.36% (3 mo. SOFR US + 2.75%), 10/20/2028 (Callable 05/01/2024)		62,767	63,003
Restaurant Technologies, Inc., Senior Secured First Lien
9.57% (1 mo. SOFR US + 4.25%), 04/02/2029 (Callable 05/01/2024)		2,380	2,363
9.60% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 05/01/2024)		25,227	25,046
9.60% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 05/01/2024)		2,380	2,363
Standard Aero Ltd., Senior Secured First Lien, 8.82% (1 mo. SOFR US + 3.50%), 08/24/2028 (Callable 05/01/2024)		29,080	29,155
Titan Acquisition Ltd., Senior Secured First Lien, 8.44% (1 mo. SOFR US + 3.00%), 03/28/2025 (Callable 05/01/2024)		38,119	38,135
Titan Acquisition Ltd., 10.59% (1 mo. Term SOFR + 5.00%), 02/01/2029 (Callable 05/01/2024)		90,000	90,347
TK Elevator US Newco, Inc., 8.32% (1 mo. Term SOFR + 3.50%), 04/15/2030 (Callable 05/01/2024)		139,650	140,281
Vestis Corp., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 02/24/2031 (Callable 05/01/2024)		35,000	35,044
WestJet Airlines Ltd., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 3.00%), 12/11/2026 (Callable 05/01/2024)		4,167	4,171
			686,078

Information Technology - 0.2%
Cornerstone OnDemand, Inc., Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 10/16/2028 (Callable 05/01/2024)		38,682	38,021
McAfee Corp., Senior Secured First Lien, 9.18% (1 mo. SOFR US + 3.75%), 03/01/2029 (Callable 05/01/2024)		39,078	39,097
Proofpoint, Inc., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 08/31/2028 (Callable 05/01/2024)		120,443	120,640
RealPage, Inc., Senior Secured First Lien, 8.44% (1 mo. SOFR US + 3.00%), 04/24/2028 (Callable 05/01/2024)		64,834	63,163
UKG, Inc., Senior Secured First Lien, 8.81% (3 mo. SOFR US + 3.50%), 02/10/2031 (Callable 05/01/2024)		65,000	65,416
			326,337

Materials - 0.5%
Berry Global, Inc., Senior Secured First Lien, 7.18% (1 mo. SOFR US + 1.75%), 07/02/2029 (Callable 04/10/2024)		394,339	394,623
Charter Next Generation, Inc., Senior Secured First Lien, 8.83% (1 mo. SOFR US + 3.50%), 12/01/2027 (Callable 05/01/2024)		30,000	30,089
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 9.11% (1 mo. SOFR US + 3.68%), 04/13/2029 (Callable 05/01/2024)		34,911	34,998
Hexion Holdings Corp., Senior Secured First Lien, 9.98% (3 mo. SOFR US + 4.50%), 03/15/2029 (Callable 05/01/2024)		29,924	29,507
INEOS US Finance LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 01/31/2031 (Callable 05/01/2024)		155,000	155,388
INEOS US Petrochem LLC, 9.68% (1 mo. Term SOFR + 4.25%), 03/29/2029 (Callable 05/01/2024)		65,000	64,960
Lummus Technology Holdings V LLC, Senior Secured First Lien, 8.94% (1 mo. SOFR US + 3.50%), 12/31/2029 (Callable 05/01/2024)		123,717	124,014
Olympus Water US Holding Corp., Senior Secured First Lien, 9.32% (3 mo. SOFR US + 3.75%), 11/09/2028 (Callable 05/01/2024)		60,682	60,792
Pretium PKG Holdings, Inc., Senior Secured First Lien
7.81% (.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028		22,216	22,563
7.81% (.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028		189	191
8.50% (.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028		35,940	32,301
8.50% (.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028		394	354
TricorBraun Holdings, Inc., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 03/03/2028 (Callable 05/01/2024)		43,340	42,909
			992,689

Technology - 0.5%
Access CIG LLC, Senior Secured First Lien, 10.33% (1 mo. SOFR US + 5.00%), 08/18/2028 (Callable 05/01/2024)		124,662	124,954
Acuris Finance US, Inc., Senior Secured First Lien, 9.50% (3 mo. SOFR US + 4.00%), 02/16/2028 (Callable 05/01/2024)		65,000	65,010
Applied Systems, Inc., Senior Secured First Lien, 8.81% (3 mo. SOFR US + 3.50%), 02/24/2031 (Callable 05/01/2024)		80,000	80,572
Applied Systems, Inc., Senior Secured Second Lien, 10.56% (3 mo. SOFR US + 5.25%), 02/23/2032 (Callable 05/01/2024)		10,000	10,372
Ascend Learning LLC, Senior Secured First Lien
8.93% (1 mo. SOFR US + 3.50%), 12/10/2028 (Callable 05/01/2024)		63,531	63,261
8.93% (1 mo. SOFR US + 3.50%), 12/10/2028 (Callable 05/01/2024)		61,535	61,273
AthenaHealth Group, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 02/15/2029 (Callable 05/01/2024)		66,121	65,662
Boxer Parent Co., Inc., Senior Secured First Lien, 9.58% (1 mo. SOFR US + 4.25%), 12/29/2028 (Callable 05/01/2024)		124,688	125,636
Camelot US Acquisition LLC, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 05/01/2024)		31,926	31,950
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 05/01/2024)		7,442	7,447
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 05/01/2024)		633	633
Central Parent, Inc., Senior Secured First Lien, 9.31% (3 mo. SOFR US + 4.00%), 07/06/2029 (Callable 05/01/2024)		35,000	35,144
Cotiviti, Inc., 8.32% (1 mo. Term SOFR + 3.25%), 02/24/2031 (Callable 05/01/2024)		100,000	99,875
Dcert Buyer, Inc., Senior Secured First Lien, 9.33% (1 mo. SOFR US + 4.00%), 10/16/2026 (Callable 05/01/2024)		62,836	62,620
Genesys Cloud Services Holdings II T/L B, 0.00%, 12/01/2027		30,925	30,620
Verscend Holding Corp., Senior Secured First Lien, 9.44% (1 mo. SOFR US + 4.00%), 08/27/2025		72,931	73,022
			938,051

Utilities - 0.0%(i)
Vistra Zero Operating Co. LLC, 8.07% (1 mo. Term SOFR + 2.75%), 03/26/2031 (Callable 05/01/2024)		15,000	15,019
TOTAL BANK LOANS (Cost $7,431,645)			7,423,899

MORTGAGE-BACKED SECURITIES - 2.9%		Par	Value
Benchmark Mortgage Trust
Series 2021-B25, Class XA, 1.09%, 04/15/2054 (Callable 02/15/2031)(f)(g)		2,211,470	114,530
Series 2023-V2, Class XA, 0.99%, 05/15/2055 (Callable 03/15/2028)(f)(g)		1,800,360	64,515
BX Trust, Series 2024-CNYN, Class C, 7.24% (1 mo. Term SOFR + 1.94%), 04/15/2029 (a)		300,000	299,625
Federal Home Loan Mortgage Corp.
Pool RA9060, 5.50%, 05/01/2053		414,806	416,013
Pool SD4705, 5.50%, 12/01/2053		236,493	236,219
Pool U69911, 4.00%, 04/01/2045		4,008,488	3,815,445
Series 2021-P011, Class X1, 1.78%, 09/25/2045 (f)(g)		521,024	60,458
Series K122, Class X1, 0.88%, 11/25/2030 (Callable 08/25/2030)(f)(g)		1,841,697	82,819
Series KG04, Class X1, 0.85%, 11/25/2030 (Callable 08/25/2030)(f)(g)		1,892,915	81,538
Federal National Mortgage Association
Pool CB7978, 5.50%, 02/01/2054		62,614	62,854
Pool MA5039, 5.50%, 06/01/2053		4,212	4,194
Government National Mortgage Association
Series 2022-192, Class IO, 0.00%, 09/16/2064 (Callable 08/16/2047)(f)(g)		3,497,343	212,026
Series 2024-15, Class BI, 0.00%, 10/16/2065 (Callable 02/16/2048)(f)(g)		3,497,361	212,028
Series 2024-35, Class IB, 0.00%, 07/16/2065 (Callable 12/16/2047)(f)(g)		3,170,387	212,020
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,861,344)			5,874,284

OPEN-END FUNDS - 2.8%		Shares	Value
Voya VACS Series EMCD Fund		104,323	895,094
Voya VACS Series EMHCD Fund		159,165	1,676,008
Voya VACS Series HYB Fund		300,760	3,079,781
TOTAL OPEN-END FUNDS (Cost $6,269,368)			5,650,883

CONVERTIBLE BONDS - 1.1%		Par	Value
Communications - 0.3%
Liberty Broadband Corp., 3.13%, 03/31/2053 (Callable 04/06/2026)(a)		380,000	359,158
Liberty Media Corp., 2.38%, 09/30/2053 (Callable 09/30/2028)(a)		100,000	117,156
Uber Technologies Inc, 0.88%, 12/01/2028 (a)		162,000	200,627
			676,941

Consumer Cyclical - 0.5%
Air Canada CVRT, 4.00%, 07/01/2025 (b)		100,000	110,052
American Airlines Group, Inc., 6.50%, 07/01/2025		225,000	261,254
Burlington Stores, Inc., 1.25%, 12/15/2027 (a)		160,000	203,350
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027		165,000	154,213
Southwest Airlines Co., 1.25%, 05/01/2025		180,000	181,028
			909,897

Financials - 0.1%
DBS Group Holdings Ltd., 1.82% to 03/10/2026 then 5 yr. CMT Rate + 1.10%, 03/10/2031 (Callable 03/10/2026)		200,000	186,316

Utilities - 0.2%
American Water Capital Corp., 3.63%, 06/15/2026 (a)		190,000	185,852
CenterPoint Energy, Inc., 4.25%, 08/15/2026 (a)		210,000	208,251
			394,103
TOTAL CONVERTIBLE BONDS (Cost $2,181,446)			2,167,257

MUNICIPAL BONDS - 1.0%		Par	Value
Board of Regents of the University of Texas System, 2.44%, 08/15/2049 (Callable 02/15/2049)		255,000	165,090
Bowling Green City School District, 4.13%, 10/01/2053 (Callable 10/01/2032)		30,000	29,039
Chicago Park District, 4.00%, 01/01/2038 (Callable 01/01/2030)		15,000	15,040
City of Jersey Village TX, 4.00%, 03/15/2049 (Callable 03/15/2034)		10,000	9,513
City of Norfolk VA, 1.80%, 10/01/2031 (Callable 10/01/2030)		90,000	73,550
City of San Antonio TX Electric & Gas Systems Revenue, 5.72%, 02/01/2041		50,000	52,027
City of Wilson NC
4.00%, 10/01/2040 (Callable 10/01/2033)		15,000	15,236
4.00%, 10/01/2044 (Callable 10/01/2033)		15,000	14,824
Commonwealth of Massachusetts, 2.90%, 09/01/2049		45,000	32,438
Dutchess County Local Development Corp., 4.00%, 07/01/2049 (Callable 07/01/2030) (Obligor: Vassar College)		5,000	4,788
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.20%, 12/01/2039		155,000	156,094
Massachusetts Development Finance Agency, 5.00%, 09/01/2059 (Callable 09/01/2029) (Obligor: Worcester Polytechnic Inst)		60,000	62,448
Massachusetts Educational Financing Authority, 5.95%, 07/01/2044 (Callable 07/01/2033)		110,000	111,180
Massachusetts School Building Authority, 2.95%, 05/15/2043 (Callable 05/15/2030)		75,000	57,763
Massachusetts Water Resources Authority, 3.12%, 08/01/2039 (Callable 08/01/2029)		155,000	122,010
Metropolitan Washington Airports Authority Aviation Revenue, 5.25%, 10/01/2053 (Callable 10/01/2032)(j)		20,000	21,297
New York State Dormitory Authority, 4.00%, 03/15/2047 (Callable 03/15/2034)		25,000	24,361
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2046 (Callable 05/15/2034)		25,000	27,217
5.00%, 05/15/2049 (Callable 05/15/2034)		45,000	48,557
South Carolina Public Service Authority, 5.74%, 01/01/2030		50,000	51,026
State Board of Administration Finance Corp., 2.15%, 07/01/2030		48,000	40,945
State of Texas, 5.24%, 10/01/2043 (Callable 10/01/2033)		210,000	215,454
Temple Independent School District/TX, 4.00%, 02/01/2049 (Callable 02/01/2034)		25,000	24,196
Texas Natural Gas Securitization Finance Corp., 5.17%, 04/01/2041		185,000	187,568
University of Nebraska Facilities Corp., 3.04%, 10/01/2049 (Obligor: University Of Nebraska)		110,000	81,798
University of Virginia, 2.26%, 09/01/2050 (Callable 03/01/2050)		405,000	249,994
Virginia Commonwealth University Health System Authority, 4.00%, 07/01/2054 (Callable 07/01/2034) (Obligor: Va Comwlth Univ Hlth Obl)		30,000	28,644
TOTAL MUNICIPAL BONDS (Cost $1,934,482)			1,922,097

FOREIGN GOVERNMENT AGENCY ISSUES - 0.5%		Par	Value
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	250,000	185,120
Export-Import Bank of India, 3.88%, 02/01/2028 (a)		200,000	190,726
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/2030 (a)		200,000	177,720
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027 (a)		250,000	240,624
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000	140,463
Treasury Corp. of Victoria, 4.75%, 09/15/2036	AUD	145,000	92,725
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $1,060,572)			1,027,378

CONVERTIBLE PREFERRED STOCKS - 0.2%		Shares	Value
Utilities - 0.2%
NextEra Energy, Inc., 6.93%, 09/01/2025(b)		10,150	395,140
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $494,813)			395,140

PREFERRED STOCKS - 0.0%(i)		Shares	Value
Financials - 0.0%(i)
Affiliated Managers Group, Inc., 6.75%, 03/30/2064		3,300	84,216
First Horizon Corp., Series F, 0.00%, Perpetual		783	13,092
			97,308
TOTAL PREFERRED STOCKS (Cost $95,583)			97,308

PURCHASED OPTIONS - 0.0%(i)(i)(k)	Notional Amount	Contracts	Value
Call Options - 0.0%			$–
USD C Eur P 1.04 Eo ; Morgan Stanley		–	$–
Expiration: 05/31/2024; Exercise Price: $1.04	2,386,668	2,386,668	1,585
Expiration: 06/13/2024; Exercise Price: $1.04	50,000	50,000	1
USD C Eur P 1.044 Eo; Morgan Stanley, Expiration: 05/31/2024; Exercise Price: $1.04	2,386,668	2,386,668	2,074
USD C Gbp P @1.250000 Eo; Standard Chartered Securities North America LLC, Expiration: 05/02/2024; Exercise Price: $1.25	625,000	625,000	2,082
USD C Jpy P 140.0000 Eo; BNP Paribas Securities Corp., Expiration: 09/09/2032; Exercise Price: $140.00	1,058,600	1,058,600	17,939
USD C Jpy P 165.0000 Ui 165.0000; Goldman Sachs, Expiration: 11/26/2025; Exercise Price: $165.00	99,000	99,000	480
Total Call Options			24,161

Put Options - 0.0%			$–
Chf P Jpy C 165.0000 Eo; Morgan Stanley, Expiration: 04/05/2024; Exercise Price: $165.00	673,061	607,000	349
Eur P Brl C 5.40 Do 5.16; Bank of America Securities, Inc., Expiration: 06/12/2024; Exercise Price: $5.40	650,549	603,000	2,939
USD P Jpy C 107.5 Eo; BNP Paribas Securities Corp., Expiration: 02/27/2025; Exercise Price: $107.50	437,000	437,000	211
Total Put Options			3,499
TOTAL PURCHASED OPTIONS (Cost $78,548)			27,660

TOTAL INVESTMENTS - 95.8% (Cost $204,009,303)			$191,251,727
Money Market Deposit Account - 4.1%(l)			8,180,865
Other Assets in Excess of Liabilities - 0.1%			240,924
TOTAL NET ASSETS - 100.0%			$199,673,516

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar
ZAR - South African Rand

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $76,316,230 or 38.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $1,420,702 which represented 0.7% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(e)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(g)	Interest only security.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Represents less than 0.05% of net assets.
(j)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2024, the total value of securities subject to the AMT was $21,297 or 0.0% of net assets.
(k)	100 shares per contract.
(l)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 0.00%.

Wilshire Income Opportunities Fund
Schedule of Options Written
as of March 31, 2024 (Unaudited)

OPTIONS WRITTEN - 0.0% (a)(b)	Notional Amount	Contracts	Value
Call Options - 0.0% (a)
Eur C Brl P 5.75 Eo, ; Bank of America Securities, Inc.Expiration: 09/12/2024; Exercise Price: $5.75	$(654,864)	(607,000)	$(8,979)
USD C Eur P 1.0877 Eo, ; Morgan StanleyExpiration: 05/31/2024; Exercise Price: $1.09	(298,333)	(298,333)	(3,449)
USD C Gbp P @1.230000 Eo, ; Standard Chartered Securities North America LLCExpiration: 05/02/2024; Exercise Price: $1.23	(625,000)	(625,000)	(534)
USD C Jpy P 140.0000 Eo, ; BNP Paribas Securities Corp.Expiration: 09/09/2027; Exercise Price: $140.00	(1,058,600)	(1,058,600)	(32,358)
10Y RTR 2.2 25-APR-2024, ; Expiration: 04/25/2024; Exercise Price: $2.20	1,282,000	1,282,000	0
10Y RTR 2.2 25-APR-2025, ; Expiration: 04/25/2024; Exercise Price: $2.20	3,845,000	3,845,000	0
10Y RTR 2.2075% 09-MAY-2024, ; Expiration: 05/09/2024; Exercise Price: $2.21	1,282,000	1,282,000	1
30Y RTR 3.675000 26-APR-2024, ; Expiration: 04/26/2024; Exercise Price: $3.68	(751,000)	(751,000)	(7,179)
FVA 5Y5Y30Y FWD PREM 1750, ; Expiration: 06/14/2027; Exercise Price: $–	775,000	775,000	10,021
FWDP 10Y RTR 2.500000 20-FEB-2026, ; Expiration: 02/20/2026; Exercise Price: $2.50	1,009,000	1,009,000	47,153
FWDP 10Y RTR 3.800000 20-FEB-2026, ; Expiration: 02/20/2026; Exercise Price: $3.80	(1,009,000)	(1,009,000)	(36,361)
Total Call Options			(31,685)

Put Options - 0.0% (a)
Chf P Jpy C 160.0000 Eo, ; Morgan Stanley; Expiration: 04/05/2024; Exercise Price: $160.00	(673,061)	(607,000)	(23)
Eur P Brl C 5.25 Eo, ; Bank of America Securities, Inc.; Expiration: 09/12/2024; Exercise Price: $5.25	(654,864)	(607,000)	(4,623)
10Y RTP 4.05 09-MAY-2024, ; Expiration: 05/09/2024; Exercise Price: $4.05	(1,282,000)	(1,282,000)	(4,281)
10Y RTP 4.05 25-APR-2024 ;	0	0	–
Expiration: 04/25/2024; Exercise Price: $4.05	(1,282,000)	(1,282,000)	(2,632)
Expiration: 04/25/2024; Exercise Price: $4.05	(3,845,000)	(3,845,000)	(7,894)
30Y RTP 3.675000 26-APR-2024, ; Expiration: 04/26/2024; Exercise Price: $3.68	(751,000)	(751,000)	(16,671)
FVA 5Y5Y30Y FWD PREMIUM 1800, ; Expiration: 05/25/2027; Exercise Price: $–	2,436,500	2,436,500	22,284
FWDP 10Y RTP 2.500000 20-FEB-2026, ; Expiration: 02/20/2026; Exercise Price: $2.50	1,009,000	1,009,000	37,865
FWDP 10Y RTP 3.800000 20-FEB-2026, ; Expiration: 02/20/2026; Exercise Price: $3.80	(1,009,000)	(1,009,000)	(47,481)
Total Put Options			(23,456)
TOTAL OPTIONS WRITTEN (Premiums received $78,896)			(55,141)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS
March 31, 2024 (Unaudited)
						Upfront
						Premium	Unrealized
		Exercise	Expiration	Notional		Received	Appreciation
Counterparty	Description	Rate	Date	Amount	Value	(Paid)	(Depreciation)
Calls Purchased
Bank of America	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	2.200%	04/25/2024	$1,282,000	$-	$(14,871)	$(14,871)
Bank of America	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	2.200%	04/25/2024	3,845,000	$-	(43,833)	(43,833)
Barclays Capital, Inc.	30-Year Interest Rate Swap, SOFR, Pay Floating Rate	0.000%	05/25/2027	2,436,500	$22,284	-	22,284
Barclays Capital, Inc.	30-Year Interest Rate Swap, SOFR, Pay Floating Rate	0.000%	06/14/2027	775,000	$10,021	-	10,021
JPMChase	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	2.208%	05/09/2024	1,282,000	$2	(14,102)	(14,100)
Goldman Sachs	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	2.500%	02/20/2026	1,009,000	$47,153	-	47,153
Calls Written
Bank of America	10-Year Interest Rate Swap, SOFR, Receive Floating Rate	3.800%	02/20/2026	1,009,000	$(36,361)	-	(36,361)
Morgan Stanley Capital	1-Year Interest Rate Swap, SOFR, Receive Floating Rate	3.675%	04/26/2024	751,000	$(7,179)	12,046	4,867
Puts Purchased
Goldman Sachs	10-Year Interest Rate Swap, SOFR, Receive Floating Rate	2.500%	02/20/2026	1,009,000	$37,865	-	37,865
Puts Written
Bank of America	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	3.800%	02/20/2026	1,009,000	$(47,482)	-	(47,482)
Bank of America	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	4.050%	04/25/2024	3,845,000	$(7,894)	42,680	34,786
Bank of America	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	4.050%	04/25/2024	1,282,000	$(2,632)	14,871	12,239
JPMChase	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	4.050%	05/09/2024	1,282,000	$(4,281)	14,102	9,821
Morgan Stanley Capital	30 Year Interest Rate Swap, SOFR, Pay Floating Rate	3.675%	04/26/2024	751,000	$(16,671)	12,046	(4,625)
Total Interest Rate Swaptions					$(5,175)	$22,939	$17,764

SOFR - Secured Overnight Financing Rate.

Wilshire Income Opportunities Fund
Schedule of Open Futures Contracts
as of March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	4	06/06/2024	$575,590	$5,573
U.S. Treasury 2 Year Notes	187	06/28/2024	38,238,579	(12,817)
U.S. Treasury 5 Year Note	183	06/28/2024	19,583,859	18,556
				$11,312
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(28)	06/18/2024	$3,209,063	$(14,714)
Euro-BTP Italian Government Bonds	(7)	06/06/2024	898,760	(10,927)
U.S. Treasury 10 Year Notes	(36)	06/18/2024	3,988,688	(10,426)
U.S. Treasury Long Bonds	(23)	06/18/2024	2,770,063	(42,455)
U.S. Treasury Ultra Bonds	(5)	06/18/2024	645,000	(6,324)
				$(84,846)
Total Unrealized Appreciation (Depreciation)				$(73,534)

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
as of March 31, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)

04/12/2024	AUD	731,581	USD	478,238	Bank of America Securities, Inc.	$(1,301)
04/12/2024	AUD	1,324,307	USD	866,535	BNP Paribas Securities Corp.	(3,185)
04/12/2024	AUD	771,269	USD	503,238	Morgan Stanley	(428)
06/20/2024	AUD	368,751	USD	242,959	ANZ SECURITIES INC.	(2,092)
06/20/2024	AUD	556,293	USD	363,398	Citibank Global Markets, Inc.	(29)
06/20/2024	AUD	737,503	USD	486,507	J.P. Morgan Securities, Inc.	(4,771)
04/12/2024	CAD	1,221,244	USD	907,283	Bank of America Securities, Inc.	(5,499)
04/12/2024	CAD	903,075	USD	671,550	BNP Paribas Securities Corp.	(4,707)
04/12/2024	CAD	974,674	USD	721,746	Goldman Sachs	(2,033)
04/12/2024	CAD	302,084	USD	223,914	State Street Bank & Trust Co.	(850)
06/20/2024	CAD	560,674	USD	413,844	Canadian Imperial Bank Of Commerce	582
06/20/2024	CAD	281,131	USD	206,922	Morgan Stanley	878
04/12/2024	CHF	444,999	USD	512,930	Bank of America Securities, Inc.	(18,683)
04/12/2024	CHF	283,240	USD	321,817	BNP Paribas Securities Corp.	(7,231)
04/12/2024	CHF	350,210	USD	399,737	Goldman Sachs	(10,769)
04/12/2024	CHF	836,107	USD	962,661	Morgan Stanley	(34,020)
04/12/2024	CHF	51,826	USD	59,203	Standard Chartered Securities North America LLC	(1,642)
06/20/2024	EUR	60,500	JPY	9,891,587	Citibank Global Markets, Inc.	(700)
06/20/2024	EUR	301,875	NOK	3,495,456	Citibank Global Markets, Inc.	4,187
06/20/2024	EUR	905,625	NOK	10,531,967	J.P. Morgan Securities, Inc.	8,354
04/12/2024	EUR	778,056	USD	844,736	Bank of America Securities, Inc.	(4,833)
04/12/2024	EUR	632,589	USD	686,116	BNP Paribas Securities Corp.	(3,244)
04/12/2024	EUR	113,103	USD	121,902	Goldman Sachs	191
04/12/2024	EUR	438,291	USD	473,049	Morgan Stanley	82
04/12/2024	EUR	100,202	USD	108,993	Standard Chartered Securities North America LLC	(826)
04/12/2024	EUR	245,107	USD	264,892	State Street Bank & Trust Co.	(301)
06/20/2024	EUR	369,437	USD	403,518	Citibank Global Markets, Inc.	(3,571)
06/20/2024	EUR	745,541	USD	813,258	Royal Bank of Canada Investment Management (USA) Ltd.	(6,147)
04/12/2024	GBP	414,533	USD	522,283	Bank of America Securities, Inc.	961
04/12/2024	GBP	745,253	USD	941,134	BNP Paribas Securities Corp.	(438)
04/12/2024	GBP	621,438	USD	784,321	Goldman Sachs	89
04/12/2024	GBP	279,801	USD	353,675	Standard Chartered Securities North America LLC	(496)
06/20/2024	GBP	60,509	USD	77,241	Canadian Imperial Bank Of Commerce	(835)
06/20/2024	GBP	302,500	USD	387,586	Goldman Sachs	(5,616)
06/20/2024	GBP	304,375	USD	390,219	Royal Bank of Canada Investment Management (USA) Ltd.	(5,881)
06/20/2024	GBP	319,760	USD	407,042	State Street Bank & Trust Co.	(3,277)
06/20/2024	GBP	302,500	USD	387,914	UBS	(5,943)
06/20/2024	JPY	9,782,819	EUR	60,500	Morgan Stanley	(28)
04/12/2024	JPY	10,269,276	USD	68,838	BMO Capital Markets Corp.	(845)
04/12/2024	JPY	34,351,245	USD	234,334	BNP Paribas Securities Corp.	(6,893)
04/12/2024	JPY	124,507,496	USD	850,411	Goldman Sachs	(26,045)
04/12/2024	JPY	50,994,487	USD	341,236	Morgan Stanley	(3,601)
04/12/2024	JPY	29,793,083	USD	201,270	Standard Chartered Securities North America LLC	(4,009)
04/12/2024	JPY	23,168,478	USD	156,669	State Street Bank & Trust Co.	(3,270)
06/20/2024	JPY	45,418,433	USD	304,375	Canadian Imperial Bank Of Commerce	(427)
06/20/2024	JPY	45,358,723	USD	304,375	Goldman Sachs	(826)
06/20/2024	JPY	90,170,208	USD	608,750	Morgan Stanley	(5,315)
06/20/2024	MXN	2,088,606	USD	121,715	Canadian Imperial Bank Of Commerce	2,251
06/20/2024	MXN	2,091,030	USD	121,715	Royal Bank of Canada Investment Management (USA) Ltd.	2,395
06/20/2024	MXN	1,035,760	USD	60,500	State Street Bank & Trust Co.	976
06/20/2024	NOK	8,896,995	EUR	771,307	Barclays Capital, Inc.	(13,845)
06/20/2024	NOK	3,488,135	EUR	301,875	HSBC Bank	(4,863)
06/20/2024	NOK	1,394,195	EUR	120,641	J.P. Morgan Securities, Inc.	(1,925)
06/20/2024	NOK	5,403,618	EUR	469,432	Morgan Stanley	(9,466)
04/12/2024	NOK	6,291,039	USD	600,779	BNP Paribas Securities Corp.	(21,081)
04/12/2024	NOK	6,039,308	USD	575,487	Goldman Sachs	(18,985)
04/12/2024	NOK	6,634,751	USD	626,288	Morgan Stanley	(14,918)
04/12/2024	NOK	5,932,125	USD	562,041	State Street Bank & Trust Co.	(15,416)
04/12/2024	NZD	1,325,487	USD	809,658	Bank of America Securities, Inc.	(17,733)
04/12/2024	NZD	985,332	USD	600,480	BNP Paribas Securities Corp.	(11,784)
04/12/2024	NZD	874,058	USD	539,558	Goldman Sachs	(17,344)
04/12/2024	NZD	877,080	USD	540,281	State Street Bank & Trust Co.	(16,261)
06/20/2024	NZD	376,529	USD	228,937	Barclays Capital, Inc.	(3,970)
06/20/2024	NZD	302,500	USD	182,887	BNY Mellon Capital Markets LLC	(2,150)
06/20/2024	NZD	558,475	USD	338,000	HSBC Bank	(4,324)
06/20/2024	NZD	376,529	USD	228,720	Royal Bank of Canada Investment Management (USA) Ltd.	(3,752)
06/20/2024	NZD	302,500	USD	184,302	UBS	(3,565)
04/12/2024	SEK	1,936,850	USD	186,981	Bank of America Securities, Inc.	(5,926)
04/12/2024	SEK	1,364,891	USD	132,252	BNP Paribas Securities Corp.	(4,663)
04/12/2024	SEK	2,972,009	USD	284,598	Morgan Stanley	(6,777)
04/12/2024	SEK	5,423,356	USD	519,156	State Street Bank & Trust Co.	(12,185)
06/20/2024	SGD	790,292	USD	591,536	Barclays Capital, Inc.	(3,983)
06/20/2024	SGD	988,834	USD	739,626	Canadian Imperial Bank Of Commerce	(4,464)
06/20/2024	SGD	888,954	USD	665,849	Goldman Sachs	(4,943)
06/20/2024	SGD	495,147	USD	369,916	HSBC Bank	(1,792)
06/20/2024	SGD	494,526	USD	369,916	J.P. Morgan Securities, Inc.	(2,254)
06/20/2024	SGD	493,656	USD	369,916	Morgan Stanley	(2,900)
06/20/2024	SGD	493,592	USD	369,916	State Street Bank & Trust Co.	(2,948)
04/12/2024	USD	336,540	AUD	514,573	Bank of America Securities, Inc.	1,077
04/12/2024	USD	491,380	AUD	751,937	BNP Paribas Securities Corp.	1,173
04/12/2024	USD	233,395	AUD	359,063	Goldman Sachs	(687)
04/12/2024	USD	146,936	AUD	223,960	Standard Chartered Securities North America LLC	930
04/12/2024	USD	643,102	AUD	982,694	State Street Bank & Trust Co.	2,458
06/20/2024	USD	1,124,706	AUD	1,695,703	Canadian Imperial Bank Of Commerce	17,076
06/20/2024	USD	672,804	AUD	1,025,960	Citibank Global Markets, Inc.	2,649
06/20/2024	USD	357,941	AUD	549,621	UBS	(1,070)
04/26/2024	USD	154,965	BRL	770,728	Citibank Global Markets, Inc.	1,742
06/20/2024	USD	199,984	BRL	1,005,020	Goldman Sachs	1,208
04/12/2024	USD	660,261	CAD	890,702	Bank of America Securities, Inc.	2,554
04/12/2024	USD	727,513	CAD	983,691	BNP Paribas Securities Corp.	1,141
04/12/2024	USD	312,714	CAD	420,937	Morgan Stanley	1,888
04/12/2024	USD	822,993	CAD	1,107,992	State Street Bank & Trust Co.	4,836
06/20/2024	USD	687,736	CAD	934,445	Barclays Capital, Inc.	(2,964)
06/20/2024	USD	965,699	CAD	1,299,287	Citibank Global Markets, Inc.	5,322
04/12/2024	USD	209,979	CHF	181,572	Bank of America Securities, Inc.	8,312
04/12/2024	USD	562,589	CHF	484,478	BNP Paribas Securities Corp.	24,493
04/12/2024	USD	208,481	CHF	181,307	Goldman Sachs	7,109
04/12/2024	USD	783,327	CHF	687,233	Morgan Stanley	20,038
04/12/2024	USD	95,268	CHF	81,501	Standard Chartered Securities North America LLC	4,746
04/12/2024	USD	409,412	CHF	351,916	State Street Bank & Trust Co.	18,548
04/12/2024	USD	736,549	EUR	684,579	Bank of America Securities, Inc.	(2,447)
04/12/2024	USD	1,220,195	EUR	1,125,024	Goldman Sachs	5,745
04/12/2024	USD	287,213	EUR	266,628	Morgan Stanley	(609)
04/12/2024	USD	242,254	EUR	224,708	State Street Bank & Trust Co.	(316)
06/20/2024	USD	3,003,138	EUR	2,735,622	State Street Bank & Trust Co.	41,595
04/12/2024	USD	510,623	GBP	404,434	Bank of America Securities, Inc.	127
04/12/2024	USD	115,990	GBP	91,606	BNP Paribas Securities Corp.	360
04/12/2024	USD	618,762	GBP	488,837	Goldman Sachs	1,727
04/12/2024	USD	820,809	GBP	650,051	Morgan Stanley	281
04/12/2024	USD	544,305	GBP	429,164	State Street Bank & Trust Co.	2,592
06/20/2024	USD	395,058	GBP	313,729	Citibank Global Markets, Inc.	(1,092)
06/20/2024	USD	2,006,976	GBP	1,568,139	Morgan Stanley	26,867
04/12/2024	USD	484,365	JPY	71,012,558	BNP Paribas Securities Corp.	14,190
04/12/2024	USD	708,389	JPY	105,547,125	Goldman Sachs	9,560
04/12/2024	USD	430,791	JPY	64,263,294	Morgan Stanley	5,302
04/12/2024	USD	221,857	JPY	32,317,747	Standard Chartered Securities North America LLC	7,881
06/20/2024	USD	603,750	JPY	90,375,338	Goldman Sachs	(1,058)
04/26/2024	USD	689,398	MXN	11,820,562	Wells Fargo	(18,445)
06/20/2024	USD	129,591	MXN	2,205,130	Barclays Capital, Inc.	(1,291)
06/20/2024	USD	60,500	MXN	1,018,215	Canadian Imperial Bank Of Commerce	65
06/20/2024	USD	765,943	MXN	13,052,287	J.P. Morgan Securities, Inc.	(8,755)
06/20/2024	USD	372,143	MXN	6,298,922	Morgan Stanley	(1,720)
06/20/2024	USD	130,957	MXN	2,192,286	Royal Bank of Canada Investment Management (USA) Ltd.	837
06/20/2024	USD	121,580	MXN	2,062,174	UBS	(817)
04/12/2024	USD	500,810	NOK	5,263,456	Bank of America Securities, Inc.	15,800
04/12/2024	USD	952,516	NOK	9,987,428	BNP Paribas Securities Corp.	32,208
04/12/2024	USD	294,246	NOK	3,089,101	Goldman Sachs	9,596
04/12/2024	USD	621,449	NOK	6,569,599	Morgan Stanley	16,083
06/20/2024	USD	506,631	NOK	5,287,054	HSBC Bank	18,655
04/12/2024	USD	1,329,666	NZD	2,191,291	BNP Paribas Securities Corp.	20,459
04/12/2024	USD	655,625	NZD	1,072,656	Goldman Sachs	14,756
04/12/2024	USD	132,278	NZD	216,742	Standard Chartered Securities North America LLC	2,783
04/12/2024	USD	355,503	NZD	578,696	State Street Bank & Trust Co.	9,756
06/20/2024	USD	70,771	NZD	114,848	ANZ SECURITIES INC.	2,151
06/20/2024	USD	373,080	NZD	605,000	Citibank Global Markets, Inc.	11,607
06/20/2024	USD	364,877	NZD	605,000	HSBC Bank	3,403
06/20/2024	USD	906,355	NZD	1,506,134	Morgan Stanley	6,474
06/20/2024	USD	181,653	NZD	302,500	UBS	916
04/12/2024	USD	171,058	SEK	1,784,220	Barclays Capital, Inc.	4,270
04/12/2024	USD	409,897	SEK	4,309,377	BNP Paribas Securities Corp.	7,061
04/12/2024	USD	283,895	SEK	2,978,029	Morgan Stanley	5,511
04/12/2024	USD	89,487	SEK	929,379	Standard Chartered Securities North America LLC	2,610
04/12/2024	USD	161,564	SEK	1,691,440	State Street Bank & Trust Co.	3,450
06/20/2024	USD	2,848,237	SGD	3,769,115	Barclays Capital, Inc.	46,038
06/20/2024	USD	556,652	SGD	747,668	Canadian Imperial Bank Of Commerce	789
06/20/2024	USD	1,485,133	SGD	1,985,460	Citibank Global Markets, Inc.	9,016
06/20/2024	USD	742,203	SGD	995,666	HSBC Bank	1,962
04/26/2024	USD	512,599	ZAR	9,814,279	Citibank Global Markets, Inc.	(4,382)
						$40,252
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

Wilshire Income Opportunities Fund
Schedule of Interest Rate Swap Contracts
as of March 31, 2024 (Unaudited)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Counterparty	Maturity Date	Notional	Upfront payments (receipts)	Unrealized Appreciation (Depreciation)	Value
8.44%	Mexico 28 Day Interbank Rate –	Paid	Day	Morgan Stanley	07/20/2028	$13,229,000	$0	$(15,562)	$(15,562)
9.31%	Mexico 28 Day Interbank Rate –	Paid	Day	Morgan Stanley	02/03/2027	13,600,000	0	(1,163)	(1,163)
3.39%	US Secured Overnight Financing Rate –	Paid	Month	Morgan Stanley	08/25/2024	7,700,000	0	(153,186)	(153,186)
9.69%	Brazil Cetip DI Interbank Deposit Overnight Rate –	Paid	Day	Morgan Stanley	01/02/2026	5,968,859	(365)	2,295	1,930
8.96%	Mexico 28 Day Interbank Rate –	Paid	28 Days	Morgan Stanley	11/03/2033	5,460,000	0	(4,010)	(4,010)
3.61%	US Secured Overnight Financing Rate –	Paid	Month	Morgan Stanley	04/30/2054	120,000	0	(1,548)	(1,548)
Total Interest Rate Swaps							$(365)	$(173,174)	$(173,539)

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
as of March 31, 2024 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Total Returns on Reference Entity	Maturity Date	Financing Rate	Payment Frequency	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)
GBP/USD	Deutsche Bank	Receive	09/17/2024	(U.S. Federal Funds Rate + 0.00%)	Quarterly	$3,000	$0	$12
USD/CAD	BNP Paribas Securities Corp.	Receive	09/13/2024	(U.S. Federal Funds Rate + 0.00%)	Quarterly	5,000	0	17
GBP/USD	BNP Paribas Securities Corp.	Receive	09/17/2024	(U.S. Federal Funds Rate + 0.00%)	Quarterly	3,000	0	13
GBP/USD	Goldman Sachs	Receive	09/17/2024	(U.S. Federal Funds Rate + 0.00%)	Quarterly	3,000	0	10
USD/CAD	Deutsche Bank	Receive	09/13/2024	(U.S. Federal Funds Rate + 0.00%)	Quarterly	5,000	0	18
							$0	$70

WILSHIRE INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2024:

Wilshire Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	62,717,495	–	62,717,495
Collateralized Mortgage Obligations	–	40,424,576	–	40,424,576
U.S. Treasury Obligations	–	24,174,256	–	24,174,256
Foreign Government Debt Obligations	–	15,053,781	–	15,053,781
Asset-Backed Securities	–	13,539,297	–	13,539,297
Collateralized Loan Obligations	–	10,756,416	–	10,756,416
Bank Loans	–	7,423,899	–	7,423,899
Mortgage-Backed Securities	–	5,874,284	–	5,874,284
Open-End Funds	3,079,780	2,571,103	–	5,650,883
Convertible Bonds	–	2,167,257	–	2,167,257
Municipal Bonds	–	1,922,097	–	1,922,097
Foreign Government Agency Issues	–	1,027,378	–	1,027,378
Convertible Preferred Stocks	395,140	–	–	395,140
Swaptions	–	117,324	–	117,324
Preferred Stocks	97,308	–	–	97,308
Purchased Options	–	27,660	–	27,660
Total Assets	3,572,228	187,796,823	–	191,369,051

Liabilities:
Options Written	–	(55,141)	–	(55,141)
Swaptions	–	(122,499)	–	(122,499)
Total Liabilities	–	(177,640)	–	(177,640)

Other Financial Instruments*:
Assets
Forwards	–	510,729	–	510,729
Futures	24,129	–	–	24,129
Interest Rate Swaps	–	1,930	–	1,930
Total Return Swaps	–	70	–	70
Total Assets	24,129	512,728	–	536,858

Liabilities
Futures	(97,663)	–	–	(97,663)
Interest Rate Swaps	–	(175,469)	–	(175,469)
Forwards	–	(470,477)	–	(470,477)
Total Liabilities	(97,663)	(645,946)	–	(743,609)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of March 31, 2024.

Refer to the Schedule of Investments for industry classifications.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2024.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire Income Opportunities Fund during the three months ended March 31, 2024, certain securities held by the Fund are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the three months ended
March 31, 2024 and the value of such investments as of March 31, 2024 were as follows:
Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2024	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMCD Fund	$876,138	$13,734	$-	$-	$5,222	$895,094	$13,213	$-
Voya VACS Series EMHCD Fund	1,633,795	26,077	-	-	16,136	1,676,008	26,000	-
Voya VACS Series HYB Fund	3,038,503	59,007	-	-	(17,729)	3,079,781	58,823	-
	$5,548,436	$98,818	$-	$-	$3,629	$5,650,883	$98,036	$-